UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Income Builder Fund and Goldman Sachs Rising Dividend Growth Fund is filed herewith.

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Income Builder Fund

GSBFX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Financials	7.2%
Energy	5.3%
Industrials	5.1%
Consumer Staples	4.9%
Information Technology	4.3%
Health Care	4.1%
Utilities	4.1%
Pipelines	3.6%
Consumer Discretionary	3.5%
OtherFootnote Reference*	55.6%
Footnote	Description
Footnote*	"Other" represents investments in Corporate Obligations, Common Stocks, and Bank Loans.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,740,610,375
# of Portfolio Holdings as of Period End	878
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$5,458,636

Goldman Sachs Income Builder Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38141W562-SAR-0426

Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Income Builder Fund

GSBCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$78	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Financials	7.2%
Energy	5.3%
Industrials	5.1%
Consumer Staples	4.9%
Information Technology	4.3%
Health Care	4.1%
Utilities	4.1%
Pipelines	3.6%
Consumer Discretionary	3.5%
OtherFootnote Reference*	55.6%
Footnote	Description
Footnote*	"Other" represents investments in Corporate Obligations, Common Stocks, and Bank Loans.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,740,610,375
# of Portfolio Holdings as of Period End	878
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$5,458,636

Goldman Sachs Income Builder Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38142B286-SAR-0426

Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Income Builder Fund

GGKPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Financials	7.2%
Energy	5.3%
Industrials	5.1%
Consumer Staples	4.9%
Information Technology	4.3%
Health Care	4.1%
Utilities	4.1%
Pipelines	3.6%
Consumer Discretionary	3.5%
OtherFootnote Reference*	55.6%
Footnote	Description
Footnote*	"Other" represents investments in Corporate Obligations, Common Stocks, and Bank Loans.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,740,610,375
# of Portfolio Holdings as of Period End	878
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$5,458,636

Goldman Sachs Income Builder Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38150B632-SAR-0426

Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Income Builder Fund

GSBUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Financials	7.2%
Energy	5.3%
Industrials	5.1%
Consumer Staples	4.9%
Information Technology	4.3%
Health Care	4.1%
Utilities	4.1%
Pipelines	3.6%
Consumer Discretionary	3.5%
OtherFootnote Reference*	55.6%
Footnote	Description
Footnote*	"Other" represents investments in Corporate Obligations, Common Stocks, and Bank Loans.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,740,610,375
# of Portfolio Holdings as of Period End	878
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$5,458,636

Goldman Sachs Income Builder Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38148U809-SAR-0426

Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Income Builder Fund

GSBIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Financials	7.2%
Energy	5.3%
Industrials	5.1%
Consumer Staples	4.9%
Information Technology	4.3%
Health Care	4.1%
Utilities	4.1%
Pipelines	3.6%
Consumer Discretionary	3.5%
OtherFootnote Reference*	55.6%
Footnote	Description
Footnote*	"Other" represents investments in Corporate Obligations, Common Stocks, and Bank Loans.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,740,610,375
# of Portfolio Holdings as of Period End	878
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$5,458,636

Goldman Sachs Income Builder Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38142B161-SAR-0426

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Income Builder Fund

GKIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Financials	7.2%
Energy	5.3%
Industrials	5.1%
Consumer Staples	4.9%
Information Technology	4.3%
Health Care	4.1%
Utilities	4.1%
Pipelines	3.6%
Consumer Discretionary	3.5%
OtherFootnote Reference*	55.6%
Footnote	Description
Footnote*	"Other" represents investments in Corporate Obligations, Common Stocks, and Bank Loans.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,740,610,375
# of Portfolio Holdings as of Period End	878
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$5,458,636

Goldman Sachs Income Builder Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Income Builder Fund

38145C497-SAR-0426

Investor Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Rising Dividend Growth Fund

GSRAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Energy	15.3%
Financials	11.2%
Health Care	8.6%
Consumer Discretionary	8.4%
Industrials	8.3%
Consumer Staples	4.6%
Utilities	2.4%
Communication Services	2.1%
Other	6.4%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$403,322,185
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$1,280,882

Goldman Sachs Rising Dividend Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C315-SAR-0426

Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Rising Dividend Growth Fund

GSRCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$91	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Energy	15.3%
Financials	11.2%
Health Care	8.6%
Consumer Discretionary	8.4%
Industrials	8.3%
Consumer Staples	4.6%
Utilities	2.4%
Communication Services	2.1%
Other	6.4%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$403,322,185
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$1,280,882

Goldman Sachs Rising Dividend Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C299-SAR-0426

Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Rising Dividend Growth Fund

GMHPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Energy	15.3%
Financials	11.2%
Health Care	8.6%
Consumer Discretionary	8.4%
Industrials	8.3%
Consumer Staples	4.6%
Utilities	2.4%
Communication Services	2.1%
Other	6.4%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$403,322,185
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$1,280,882

Goldman Sachs Rising Dividend Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38150B426-SAR-0426

Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Rising Dividend Growth Fund

GSRRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$65	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Energy	15.3%
Financials	11.2%
Health Care	8.6%
Consumer Discretionary	8.4%
Industrials	8.3%
Consumer Staples	4.6%
Utilities	2.4%
Communication Services	2.1%
Other	6.4%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$403,322,185
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$1,280,882

Goldman Sachs Rising Dividend Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C265-SAR-0426

Class R

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Rising Dividend Growth Fund

GSRFX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Energy	15.3%
Financials	11.2%
Health Care	8.6%
Consumer Discretionary	8.4%
Industrials	8.3%
Consumer Staples	4.6%
Utilities	2.4%
Communication Services	2.1%
Other	6.4%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$403,322,185
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$1,280,882

Goldman Sachs Rising Dividend Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38148U114-SAR-0426

Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Rising Dividend Growth Fund

GSRLX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Energy	15.3%
Financials	11.2%
Health Care	8.6%
Consumer Discretionary	8.4%
Industrials	8.3%
Consumer Staples	4.6%
Utilities	2.4%
Communication Services	2.1%
Other	6.4%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$403,322,185
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$1,280,882

Goldman Sachs Rising Dividend Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C281-SAR-0426

Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Rising Dividend Growth Fund

GSRIX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Energy	15.3%
Financials	11.2%
Health Care	8.6%
Consumer Discretionary	8.4%
Industrials	8.3%
Consumer Staples	4.6%
Utilities	2.4%
Communication Services	2.1%
Other	6.4%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$403,322,185
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$1,280,882

Goldman Sachs Rising Dividend Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Rising Dividend Growth Fund

38145C273-SAR-0426

Investor Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements April 30, 2026 Dividend Focus Funds Goldman Sachs Income Builder Fund Goldman Sachs Rising Dividend Growth Fund

Dividend Focus Funds

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments April 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 46.0%

Advertising(a)(b) – 0.3%
Clear Channel Outdoor Holdings, Inc.
	$3,080,000	7.875%		04/01/30	$3,208,713
	883,000	7.125		02/15/31	919,018
	980,000	7.500		03/15/33	1,029,186
Neptune Bidco U.S., Inc.
	1,255,000	10.375		05/15/31	1,295,750
	1,840,000	9.500		02/15/33	1,842,852

					8,295,519

Aerospace & Defense(a) – 0.7%
Boeing Co.
	3,292,000	5.150		05/01/30	3,344,178
	1,587,000	5.805		05/01/50	1,544,897
Bombardier, Inc. (b)
	4,165,000	7.000		06/01/32	4,349,301
Czechoslovak Group AS (b)
EUR	100,000	5.250		01/10/31	120,006
	$200,000	6.500		01/10/31	205,848
TransDigm, Inc.
	6,615,000	4.625		01/15/29	6,515,246
	2,156,000	4.875		05/01/29	2,129,632
	95,000	7.125	(b)	12/01/31	98,472

					18,307,580

Agriculture(a) – 0.2%
BAT Capital Corp.
	6,715,000	4.390		08/15/37	6,109,173
MHP Lux SA (b)
	400,000	10.500		07/28/29	409,000

					6,518,173

Airlines – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (b)
	1,647,000	5.750		04/20/29	1,647,642
Avianca Midco 2 PLC (a)(b)
	1,210,000	9.500		01/28/31	1,131,350
Azul Secured Finance LLP (a)(b)
	2,460,000	9.875		02/15/31	2,186,325
Latam Airlines Group SA (a)(b)
	750,000	7.875		04/15/30	761,962
OneSky Flight LLC (a)(b)
	2,400,000	8.875		12/15/29	2,533,032
United Airlines Holdings, Inc. (a)
	1,596,000	5.375		03/01/31	1,573,800
United Airlines, Inc. (a)(b)
	1,995,000	4.625		04/15/29	1,968,287
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)(b)
	2,294,000	7.875		05/01/27	2,294,000
	2,392,000	9.500		06/01/28	2,419,317

					16,515,715

Apparel(a) – 0.3%
Beach Acquisition Bidco LLC
EUR	676,000	5.250	(b)	07/15/32	792,046
	1,210,000	5.250		07/15/32	1,417,716

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Apparel(a) – (continued)
(PIK 10.750%, Cash 10.000%)
$1,960,530	10.000	%(b)(c)	07/15/33	$2,155,760
Champ Acquisition Corp. (b)
3,710,000	8.375		12/01/31	3,922,806

				8,288,328

Automotive(a) – 1.0%
Adient Global Holdings Ltd. (b)
1,920,000	7.000		04/15/28	1,955,002
American Axle & Manufacturing, Inc. (b)
890,000	6.375		10/15/32	888,345
Clarios Global LP/Clarios U.S. Finance Co. (b)
1,138,000	6.750		02/15/30	1,174,655
1,355,000	6.750		09/15/32	1,385,000
Dana, Inc.
1,002,000	4.250		09/01/30	959,495
General Motors Financial Co., Inc.
1,895,000	5.650		01/17/29	1,939,002
3,935,000	3.100		01/12/32	3,555,076
Hyundai Capital America (b)
3,885,000	5.700		06/26/30	3,996,538
IHO Verwaltungs GmbH (b)(c)
640,000	7.375		05/15/33	650,579
Nissan Motor Acceptance Co. LLC (b)
3,905,000	6.125		09/30/30	3,846,855
Phinia, Inc. (b)
5,729,000	6.750		04/15/29	5,874,058
411,000	6.625		10/15/32	422,327
Qnity Electronics, Inc. (b)
1,065,000	5.750		08/15/32	1,076,374
525,000	6.250		08/15/33	536,896

				28,260,202

Banks – 4.4%
Absa Group Ltd. (a)(d) (5 yr. CMT + 5.411%)
200,000	6.375		05/30/26	199,500
Access Bank PLC (b)
900,000	6.125		09/21/26	896,625
Akbank TAS (a)(d) (5 yr. CMT + 5.270%)
490,000	9.369		03/14/29	502,716
Alfa Bank AO Via Alfa Bond Issuance PLC (a)(e) (5 yr. CMT + 4.546%)
360,000	5.950		04/15/30	—
Banco Davivienda SA (a)
(10 yr. CMT + 5.097%)
200,000	6.650	(b)(d)	04/22/31	185,925
(5 yr. CMT + 4.588%)
693,000	8.125		07/02/35	715,730
Banco del Estado de Chile (a)(d) (5 yr. CMT + 3.228%)
750,000	7.950		05/02/29	795,938
Banco Mercantil del Norte SA (a) (5 yr. CMT + 4.643%)
460,000	5.875		01/24/27	459,351
Banco Santander SA
2,000,000	3.490		05/28/30	1,905,740

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
(1 yr. CMT + 1.600%)
$3,400,000	3.225	%(a)(d)	11/22/32	$3,056,974
Bancolombia SA (a)(d) (5 yr. CMT + 4.320%)
260,000	8.625		12/24/34	277,923
Bank Hapoalim BM (a)
400,000	5.252		01/14/33	397,300
Bank of America Corp. (a)(d)
(5 yr. CMT + 2.351%)
2,000,000	6.250		07/26/30	2,019,900
(5 yr. CMT + 2.684%)
6,000,000	6.625		05/01/30	6,182,820
Bank of New York Mellon Corp. (a)(d)
(5 yr. CMT + 2.034%)
1,000,000	5.625		03/20/31	989,410
(5 yr. CMT + 2.297%)
1,720,000	6.300		03/20/30	1,776,261
(5 yr. CMT + 3.352%)
960,000	7.166		06/20/26	963,350
Barclays PLC (a)(d)
(1 yr. CMT + 3.000%)
4,610,000	5.746		08/09/33	4,744,335
(5 yr. CMT + 5.431%)
3,573,000	8.000		03/15/29	3,749,113
BNP Paribas SA (a)(b)(d) (5 yr. CMT + 4.354%)
2,800,000	8.500		08/14/28	2,952,152
BPCE SA (a)(b)(d) (Secured Overnight Financing Rate + 1.730%)
2,100,000	3.116		10/19/32	1,863,477
Citigroup, Inc. (a)
(10 yr. CMT + 2.757%)
2,110,000	7.000	(d)	08/15/34	2,190,180
(3 mo. USD Term SOFR + 4.779%)
1,815,000	6.250	(d)	08/15/26	1,815,036
(5 yr. CMT + 2.890%)
2,000,000	6.875		08/15/30	2,032,000
(5 yr. CMT + 3.001%)
810,000	6.625	(d)	02/15/31	819,023
(5 yr. CMT + 3.209%)
2,880,000	7.375	(d)	05/15/28	2,957,530
(5 yr. CMT + 3.211%)
2,062,000	7.625	(d)	11/15/28	2,139,057
(Secured Overnight Financing Rate + 1.351%)
3,190,000	3.057	(d)	01/25/33	2,890,650
(Secured Overnight Financing Rate + 3.914%)
865,000	4.412	(d)	03/31/31	855,520
Citizens Financial Group, Inc. (a)(d) (5 yr. CMT + 3.215%)
2,000,000	4.000		10/06/26	1,976,620
Commerzbank AG (a)(d) (5 yr. USD SOFR ICE Swap + 4.322%)
2,400,000	7.500		10/09/30	2,502,312
Credit Bank of Moscow Via CBOM Finance PLC (e)
260,000	4.700	(b)	01/29/25	—
(5 yr. USD Swap + 5.416%)
280,000	7.500	(a)	10/05/27	—
First Abu Dhabi Bank PJSC (a)(d) (6 yr. CMT + 2.086%)
950,000	5.875		05/28/31	945,250

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
First Citizens BancShares, Inc. (a)(d) (5 yr. CMT + 3.301%)
$1,236,000	7.000%		12/15/30	$1,241,068
Freedom Mortgage Corp. (a)(b)
2,505,000	6.625		01/15/27	2,505,401
Grupo Aval Ltd. (a)
960,000	4.375		02/04/30	905,280
Huntington Bancshares, Inc. (a)(d)
(5 yr. CMT + 2.653%)
3,300,000	6.250		10/15/30	3,299,835
(7 yr. CMT + 4.045%)
960,000	4.450		10/15/27	944,467
Industrial Subordinated Trust 2 0 (a)(b)(d) (5 yr. CMT + 2.864%)
640,000	6.550		04/15/36	649,920
Ipoteka-Bank ATIB (a)
1,740,000	6.450		10/09/30	1,737,825
JPMorgan Chase & Co. (a)
(3 mo. USD Term SOFR + 2.515%)
2,556,000	2.956	(d)	05/13/31	2,384,109
(5 yr. CMT + 2.080%)
1,751,000	6.100		07/01/31	1,751,000
(5 yr. CMT + 2.152%)
2,435,000	6.500	(d)	04/01/30	2,501,037
(5 yr. CMT + 2.737%)
3,592,000	6.875	(d)	06/01/29	3,734,459
KeyCorp (a)(d) (3 mo. USD Term SOFR + 3.868%)
2,000,000	5.000		09/15/26	1,979,920
Morgan Stanley (a)(d) (Secured Overnight Financing Rate + 1.290%)
1,870,000	2.943		01/21/33	1,684,234
NatWest Group PLC (a)(d) (5 yr. CMT + 3.752%)
2,000,000	8.125		11/10/33	2,205,000
NBK Tier 1 Ltd. (a)(d)
(6 yr. CMT + 2.403%)
520,000	6.375	(b)	01/10/31	518,050
(6 yr. CMT + 2.875%)
400,000	3.625		08/24/26	395,300
OTP Bank Nyrt (a)(d) (5 yr. CMT + 2.861%)
900,000	7.300		07/30/35	945,441
PNC Financial Services Group, Inc. (a)(d)
(5 yr. CMT + 3.000%)
1,920,000	6.000		05/15/27	1,922,938
(5 yr. CMT + 3.238%)
2,880,000	6.200		09/15/27	2,907,677
(7 yr. CMT + 2.808%)
1,920,000	6.250		03/15/30	1,947,744
Royal Bank of Canada (a)(d) (5 yr. CMT + 2.887%)
3,115,000	7.500		05/02/84	3,238,105
Standard Chartered PLC (a)(b)(d) (5 yr. CMT + 3.805%)
4,055,000	4.750		01/14/31	3,799,413
State Street Corp. (a)(d)
(5 yr. CMT + 2.135%)
1,950,000	6.450		09/15/30	1,991,944
(5 yr. CMT + 2.628%)
1,920,000	6.700		09/15/29	1,987,738
Toronto-Dominion Bank (a)(d) (5 yr. CMT + 4.075%)
2,000,000	8.125		10/31/82	2,077,360

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Truist Financial Corp. (a)(d) (10 yr. CMT + 4.349%)
$2,147,000	5.100%		03/01/30	$2,160,955
Turkiye Garanti Bankasi AS (a)(b)(d) (5 yr. CMT + 4.090%)
200,000	8.375		02/28/34	205,121
U.S. Bancorp (a)(d)
(3 mo. USD Term SOFR + 3.176%)
1,000,000	5.300		04/15/27	997,070
(5 yr. CMT + 2.541%)
960,000	3.700		01/15/27	943,488
UBS Group AG (a)(b)(d) (5 yr. USD SOFR ICE Swap + 3.179%)
3,105,000	7.125		08/10/34	3,174,956
UniCredit SpA (a)(b)(d) (5 yr. CMT + 4.750%)
1,525,000	5.459		06/30/35	1,526,617
Uzbek Industrial & Construction Bank ATB (b)
970,000	8.950		07/24/29	1,049,598
Wells Fargo & Co. (a)(d)
(5 yr. CMT + 2.340%)
2,181,000	6.125		06/15/31	2,187,783
(5 yr. CMT + 2.767%)
2,185,000	6.850		09/15/29	2,273,165
(5 yr. CMT + 3.606%)
960,000	7.625		09/15/28	1,007,722
Yapi ve Kredi Bankasi AS (a)(b)(d)
(5 yr. CMT + 5.278%)
450,000	9.250		01/17/34	470,016
(5 yr. CMT + 5.499%)
470,000	9.743		04/04/29	484,034

				121,493,508

Beverages(a) – 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS (b)
220,000	3.375		06/29/28	205,005
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4,549,000	4.700		02/01/36	4,439,460
Becle SAB de CV
200,000	2.500		10/14/31	171,956
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
200,000	5.250	(b)	04/27/29	197,811
960,000	5.250		04/27/29	949,494
Constellation Brands, Inc.
3,815,000	2.250		08/01/31	3,370,743
Keurig Dr. Pepper, Inc.
298,000	3.800		05/01/50	208,543

				9,543,012

Biotechnology(a)(b) – 0.0%
BioMarin Pharmaceutical, Inc.
545,000	5.500		02/15/34	541,240

Building Materials(a) – 0.8%
Builders FirstSource, Inc. (b)
1,725,000	5.000		03/01/30	1,690,121
Cemex SAB de CV (b)(d) (5 yr. CMT + 3.520%)
200,000	7.200		06/10/30	207,102

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Building Materials(a) – (continued)
JH North America Holdings, Inc. (b)
$890,000	5.875%	01/31/31	$889,947
890,000	6.125	07/31/32	892,599
Limak Cimento Sanayi ve Ticaret AS
990,000	9.750	07/25/29	999,900
MIWD Holdco II LLC/MIWD Finance Corp. (b)
735,000	5.500	02/01/30	678,280
Quikrete Holdings, Inc. (b)
1,605,000	6.375	03/01/32	1,629,396
1,745,000	6.750	03/01/33	1,769,203
Smyrna Ready Mix Concrete LLC (b)
4,253,000	8.875	11/15/31	4,456,123
Standard Building Solutions, Inc. (b)
2,615,000	6.500	08/15/32	2,643,294
Standard Industries, Inc. (b)
1,805,000	4.375	07/15/30	1,723,793
3,889,000	3.375	01/15/31	3,530,823

			21,110,581

Chemicals(a) – 0.9%
Ashland, Inc. (b)
3,095,000	3.375	09/01/31	2,765,135
Avient Corp. (b)
1,655,000	7.125	08/01/30	1,686,246
Axalta Coating Systems LLC (b)
2,950,000	3.375	02/15/29	2,806,187
Celanese U.S. Holdings LLC
1,580,000	6.500	04/15/30	1,616,245
2,250,000	6.750	04/15/33	2,316,600
Cerdia Finanz GmbH (b)
1,284,000	9.375	10/03/31	1,231,138
Chemours Co. (b)
530,000	8.000	01/15/33	546,875
Dangote Fertiliser Ltd. (b)
440,000	7.750	05/05/31	444,950
Methanex U.S. Operations, Inc. (b)
1,200,000	6.250	03/15/32	1,234,140
OCP SA
760,000	6.750	05/02/34	798,570
470,000	5.125	06/23/51	375,680
Olympus Water U.S. Holding Corp. (b)
1,925,000	7.250	06/15/31	1,935,761
2,391,000	6.750	08/01/32	2,318,696
1,402,000	7.250	02/15/33	1,370,469
Sasol Financing USA LLC
890,000	5.500	03/18/31	835,933
SNF Group SACA (b)
925,000	3.375	03/15/30	863,469
Solstice Advanced Materials, Inc. (b)
330,000	5.625	09/30/33	328,004
Valvoline, Inc. (b)
850,000	3.625	06/15/31	773,883

			24,247,981

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Coal(a) – 0.0%
Indika Energy Tbk. PT
	$410,000	8.750%		05/07/29	$417,047
Mongolian Mining Corp. (b)
	330,000	8.440		04/03/30	335,933

					752,980

Commercial Services(a) – 1.4%
ADT Security Corp. (b)
	4,207,000	4.125		08/01/29	4,045,115
APi Group DE, Inc. (b)
	3,865,000	4.125		07/15/29	3,766,790
	550,000	4.750		10/15/29	538,791
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (b)
	910,000	8.375		06/15/32	914,787
Belron U.K. Finance PLC (b)
	1,976,000	5.750		10/15/29	1,995,760
Bidvest Group U.K. PLC
	250,000	6.200	(b)	09/17/32	251,252
	700,000	6.200		09/17/32	703,507
Garda World Security Corp. (b)
	1,732,000	7.750		02/15/28	1,761,202
	1,000,000	8.250		08/01/32	1,022,870
	715,000	8.375		11/15/32	737,558
Graham Holdings Co. (b)
	4,830,000	5.625		12/01/33	4,781,748
HealthEquity, Inc. (b)
	1,013,000	4.500		10/01/29	984,099
Herc Holdings, Inc. (b)
	1,570,000	7.000		06/15/30	1,633,946
Hertz Corp. (b)
	1,325,000	12.625		07/15/29	1,251,754
Kapla Holding SAS (b)
EUR	843,000	5.125		04/30/32	988,091
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS
	$857,556	9.500	(b)	07/10/36	860,772
	190,568	9.500		07/10/36	191,283
Mavis Tire Express Services Topco Corp. (b)
	2,516,000	6.500		05/15/29	2,508,829
Mersin Uluslararasi Liman Isletmeciligi AS (b)
	200,000	8.250		11/15/28	206,250
Verisure Holding AB (b)
EUR	2,033,000	5.500		05/15/30	2,444,058
Verisure Midholding AB
	800,000	5.250	(b)	02/15/29	939,126
	1,350,000	5.250		02/15/29	1,584,776
Wand NewCo 3, Inc. (b)
	$2,824,000	7.625		01/30/32	2,938,005
Williams Scotsman, Inc. (b)
	1,878,000	6.625		06/15/29	1,927,260

					38,977,629

Computers(a) – 0.7%
Ahead DB Holdings LLC (b)
	3,095,000	6.625		05/01/28	3,075,904

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Computers(a) – (continued)
Booz Allen Hamilton, Inc. (b)
$2,413,000	3.875%		09/01/28	$2,362,206
CACI International, Inc. (b)
1,605,000	6.375		06/15/33	1,642,140
Dell International LLC/EMC Corp.
2,589,000	8.100		07/15/36	3,080,651
Diebold Nixdorf, Inc. (b)
2,300,000	7.750		03/31/30	2,419,094
Hewlett Packard Enterprise Co.
2,620,000	6.200		10/15/35	2,795,435
KBR, Inc. (b)
1,116,000	4.750		09/30/28	1,098,032
McAfee Corp. (b)
1,615,000	7.375		02/15/30	1,308,037
Virtusa Corp. (b)
1,391,000	7.125		12/15/28	1,144,195

				18,925,694

Cosmetics & Personal Care(a) – 0.2%
Opal Bidco SAS (b)
3,650,000	6.500		03/31/32	3,718,985
Perrigo Finance Unlimited Co.
825,000	6.125		09/30/32	777,142

				4,496,127

Distribution & Wholesale(a)(b) – 0.1%
American Builders & Contractors Supply Co., Inc.
2,650,000	3.875		11/15/29	2,529,028

Diversified Financial Services – 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (a)(d) (5 yr. CMT + 2.720%)
1,850,000	6.950		03/10/55	1,916,526
Ally Financial, Inc.
3,840,000	8.000		11/01/31	4,290,893
(5 yr. CMT + 3.148%)
2,172,000	7.100	(a)(d)	08/15/31	2,169,850
(7 yr. CMT + 3.481%)
6,075,000	4.700	(a)(d)	05/15/28	5,832,000
American Express Co. (a)(d) (5 yr. CMT + 2.854%)
960,000	3.550		09/15/26	950,803
Avolon Holdings Funding Ltd. (a)(b)
1,245,000	3.250		02/15/27	1,232,911
Burford Capital Global Finance LLC (a)(b)
1,820,000	8.500		01/15/34	1,538,100
Capital One Financial Corp. (a)(d)
(3 mo. USD Term SOFR + 3.338%)
1,000,000	5.500		10/30/27	993,900
(5 yr. CMT + 3.157%)
2,000,000	3.950		09/01/26	1,981,900
Charles Schwab Corp. (a)(d)
(5 yr. CMT + 2.250%)
2,554,000	6.100		06/01/31	2,552,136
(5 yr. CMT + 3.168%)
2,760,000	4.000		06/01/26	2,756,412

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
Credit Acceptance Corp. (a)(b)
$1,635,000	6.625%	03/15/30	$1,629,147
Focus Financial Partners LLC (a)(b)
2,135,000	6.750	09/15/31	2,175,928
Freedom Mortgage Holdings LLC (a)(b)
4,870,000	9.250	02/01/29	5,044,930
goeasy Ltd. (a)(b)
465,000	6.875	05/15/30	393,357
1,925,000	6.875	02/15/31	1,599,309
Jane Street Group/JSG Finance, Inc. (a)(b)
3,920,000	6.125	11/01/32	3,940,462
Midcap Financial Issuer Trust (a)(b)
2,367,000	6.500	05/01/28	2,349,035
810,000	5.625	01/15/30	772,416
Navient Corp. (a)
2,293,000	5.500	03/15/29	2,203,802
1,645,000	9.375	07/25/30	1,706,046
OneMain Finance Corp. (a)
1,740,000	6.625	05/15/29	1,771,337
1,578,000	4.000	09/15/30	1,451,934
4,525,000	7.125	09/15/32	4,591,246
2,270,000	6.750	09/15/33	2,232,999
Osaic Holdings, Inc. (a)(b)
1,187,000	6.750	08/01/32	1,205,470
57,000	8.000	08/01/33	58,059
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. (a)(b)
1,310,000	6.375	02/01/27	1,310,459
PennyMac Financial Services, Inc. (a)(b)
1,760,000	6.875	05/15/32	1,741,221
225,000	6.750	02/15/34	217,676
Rocket Cos., Inc. (a)(b)
1,840,000	6.125	08/01/30	1,868,226
1,580,000	6.375	08/01/33	1,602,183
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)(b)
5,292,000	4.000	10/15/33	4,769,785
SLM Corp. (a)
970,000	6.500	01/31/30	978,400
Stonex Escrow Issuer LLC (a)(b)
945,000	6.875	07/15/32	977,971
StoneX Group, Inc. (a)(b)
1,715,000	7.875	03/01/31	1,805,432
United Wholesale Mortgage LLC (a)(b)
3,065,000	5.500	04/15/29	2,922,294
UWM Holdings LLC (a)(b)
2,392,000	6.250	03/15/31	2,221,785
VFH Parent LLC/Valor Co-Issuer, Inc. (a)(b)
1,505,000	7.500	06/15/31	1,579,106

			81,335,446

Electrical – 1.0%
AES Panama Generation Holdings SRL (a)
224,042	4.375	05/31/30	211,361
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (a)(b)
3,395,000	6.375	02/15/32	3,377,753

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
Constellation Energy Generation LLC (a)(b)
$4,045,000	3.750%		03/01/31	$3,863,582
Energuate Trust 2 0 (a)
200,000	6.350	(b)	09/15/35	200,551
540,000	6.350		09/15/35	541,488
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (a)
1,426,110	5.375		12/30/30	1,320,721
Eskom Holdings
1,128,000	8.450		08/10/28	1,186,543
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (a)
495,254	7.250	(b)	01/31/41	513,083
683,450	7.250		01/31/41	708,054
Generadora de Gatun SA (a)(b)
510,000	6.874		09/30/44	510,000
JSW Hydro Energy Ltd. (a)
382,250	4.125		05/18/31	359,621
LLPL Capital Pte. Ltd.
330,162	6.875		02/04/39	336,353
Mong Duong Finance Holdings BV (a)
504,062	5.125		05/07/29	497,761
NextEra Energy Capital Holdings, Inc. (a)(d)
(5 yr. CMT + 1.979%)
1,645,000	6.500		08/15/55	1,708,053
(5 yr. CMT + 2.053%)
1,125,000	6.375		08/15/55	1,149,289
NRG Energy, Inc. (a)
110,000	5.750		01/15/28	110,212
428,000	3.375	(b)	02/15/29	408,693
4,943,000	5.750	(b)	07/15/29	4,939,392
1,015,000	5.875	(b)	05/15/34	1,011,336
1,223,000	6.000	(b)	01/15/36	1,214,561
Pacific Gas & Electric Co. (a)
1,410,000	3.500		08/01/50	931,629
San Miguel Global Power Holdings Corp. (a)(d) (5 yr. CMT + 7.732%)
340,000	8.750		06/12/29	344,733
Sociedad Transmisora Metropolitana SpA (a)(b)
290,000	6.385		12/15/55	294,350
Talen Energy Supply LLC (a)(b)
1,050,000	6.250		02/01/34	1,041,589
1,050,000	6.500		02/01/36	1,054,420

				27,835,128

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
960,000	6.375		03/15/29	980,141
590,000	5.250		04/15/31	590,136
730,000	6.625		03/15/32	755,725
840,000	5.500		04/15/34	837,900

				3,163,902

Electronics(a)(b) – 0.2%
Ingram Micro, Inc.
4,318,000	4.750		05/15/29	4,241,614

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electronics(a)(b) – (continued)
TTM Technologies, Inc.
	$769,000	4.000%		03/01/29	$745,238

					4,986,852

Engineering & Construction(a) – 0.8%
AECOM (b)
	3,369,000	6.000		08/01/33	3,401,612
Aeropuerto Internacional de Tocumen SA
	1,040,000	5.125		08/11/61	849,940
Aeropuertos Dominicanos Siglo XXI SA (b)
	690,000	7.000		06/30/34	717,007
Arcosa, Inc. (b)
	1,171,000	4.375		04/15/29	1,140,812
	590,000	6.875		08/15/32	612,957
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
	420,000	7.875	(b)	02/03/30	429,975
	700,000	7.875		02/03/30	716,625
Brundage-Bone Concrete Pumping Holdings, Inc. (b)
	1,980,000	7.500		02/01/32	2,013,779
Corp. Quiport SA (b)
	750,000	9.000		12/15/37	815,062
Dycom Industries, Inc. (b)
	2,654,000	4.500		04/15/29	2,592,162
Egis SA (b)
EUR	362,000	5.125		05/15/31	425,588
Global Infrastructure Solutions, Inc. (b)
	$4,255,000	5.625		06/01/29	4,249,000
	1,335,000	7.500		04/15/32	1,410,307
IHS Holding Ltd.
	293,000	5.625	(b)	11/29/26	291,453
	200,000	5.625		11/29/26	198,944
	200,000	6.250	(b)	11/29/28	199,000
IRB Infrastructure Developers Ltd.
	350,000	7.110		03/11/32	358,478
Kingston Airport Revenue Finance Ltd. (b)
	739,000	6.750		12/15/36	750,157
Mexico City Airport Trust
	240,000	3.875		04/30/28	236,880
	320,000	5.500		10/31/46	279,264
	300,000	5.500		07/31/47	261,000

					21,950,002

Entertainment(a) – 1.2%
Boyne USA, Inc. (b)
	2,596,000	4.750		05/15/29	2,538,680
Caesars Entertainment, Inc. (b)
	4,323,000	4.625		10/15/29	4,171,954
Cinemark USA, Inc. (b)
	3,687,000	5.250		07/15/28	3,673,764
	1,065,000	7.000		08/01/32	1,100,443
Cirsa Finance International SARL (b)
EUR	511,000	6.500		03/15/29	617,847
Discovery Global Holdings, Inc.
	$2,205,000	4.054		03/15/29	2,146,788

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Entertainment(a) – (continued)
	$2,660,000	4.279%		03/15/32	$2,409,109
	1,725,000	5.050		03/15/42	1,238,067
	1,815,000	5.141		03/15/52	1,198,063
Light & Wonder International, Inc. (b)
	1,611,000	6.250		10/01/33	1,600,077
Penn Entertainment, Inc. (b)
	2,942,000	4.125		07/01/29	2,796,489
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. (b)
	2,340,000	6.625		02/01/33	2,386,262
SeaWorld Parks & Entertainment, Inc. (b)
	4,680,000	5.250		08/15/29	4,525,841
Starz Capital Holdings LLC (b)
	2,435,000	5.500		04/15/29	2,120,033
Vail Resorts, Inc. (b)
	1,420,000	5.625		07/15/30	1,418,296

					33,941,713

Environmental(a)(b) – 0.8%
GFL Environmental Holdings U.S., Inc.
	1,995,000	5.500		02/01/34	1,963,359
GFL Environmental, Inc.
	6,695,000	4.000		08/01/28	6,537,400
Luna 1.5 SARL (c)
	4,750,000	12.000		07/01/32	5,087,345
Luna 2 5SARL
EUR	932,000	5.500		07/01/32	1,095,537
Madison IAQ LLC
	$1,594,000	5.875		06/30/29	1,590,398
Waste Pro USA, Inc.
	4,305,000	7.000		02/01/33	4,385,288

					20,659,327

Food & Drug Retailing – 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC (a)(b)
	482,000	4.875		02/15/30	471,791
	3,975,000	5.625		03/31/32	3,926,505
Aragvi Finance International DAC (a)(b)
	440,000	11.125		11/20/29	419,074
Arcor SAIC (a)(b)
	160,000	7.600		07/31/33	164,600
BRF GmbH
	317,000	4.350		09/29/26	315,494
BRF SA (a)
	206,000	5.750		09/21/50	167,124
Fiesta Purchaser, Inc. (a)(b)
	1,193,000	9.625		09/15/32	1,235,864
Grupo Nutresa SA (a)
	300,000	8.000	(b)	05/12/30	317,310
	300,000	9.000	(b)	05/12/35	334,650
	360,000	9.000		05/12/35	401,580
(5 yr. CMT + 4.103%)
	410,000	7.875	(b)(d)	10/21/31	407,950
J&F Luxembourg Finance SARL (a)(b)
	1,230,000	8.000		04/23/33	1,222,977

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing – (continued)
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. (a)(b)
$190,000	7.125%		04/30/33	$192,147
Kraft Heinz Foods Co. (a)
2,208,000	5.000		07/15/35	2,147,346
2,487,000	4.375		06/01/46	1,947,694
Performance Food Group, Inc. (a)(b)
775,000	6.125		09/15/32	786,609
2,575,000	5.625		03/01/34	2,521,157
Post Holdings, Inc. (a)(b)
5,739,000	4.625		04/15/30	5,557,648
3,611,000	6.375		03/01/33	3,610,603
U.S. Foods, Inc. (a)(b)
2,580,000	4.750		02/15/29	2,548,524
980,000	4.625		06/01/30	958,783
United Natural Foods, Inc. (a)(b)
1,517,000	6.750		10/15/28	1,516,939

				31,172,369

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
1,940,000	6.300		02/15/30	2,031,607

Healthcare Providers & Services(a) – 1.5%
DaVita, Inc. (b)
6,785,000	3.750		02/15/31	6,295,327
Encompass Health Corp.
1,150,000	4.500		02/01/28	1,141,559
Global Medical Response, Inc. (b)
1,098,000	7.375		10/01/32	1,145,203
LifePoint Health, Inc. (b)
3,465,000	5.375		01/15/29	3,343,344
2,720,000	7.000		05/01/34	2,653,659
Medline Borrower LP (b)
3,135,000	3.875		04/01/29	3,047,220
4,389,000	5.250		10/01/29	4,368,372
Molina Healthcare, Inc. (b)
2,150,000	6.500		02/15/31	2,187,346
1,818,000	3.875		05/15/32	1,632,309
2,275,000	6.250		01/15/33	2,272,679
Prime Healthcare Services, Inc. (b)
1,535,000	9.375		09/01/29	1,591,365
Team Health Holdings, Inc. (b)
654,000	8.375		06/30/28	655,661
(PIK 4.500%, Cash 9.000%)
6,155,000	13.500	(c)	06/30/28	6,469,644
Tenet Healthcare Corp.
3,154,000	6.125		06/15/30	3,171,694

				39,975,382

Home Builders – 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (a)(b)
1,577,000	4.875		02/15/30	1,477,854

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Home Builders – (continued)
Installed Building Products, Inc. (a)(b)
	$2,027,000	5.625%		02/01/34	$2,016,865
K Hovnanian Enterprises, Inc. (a)(b)
	444,000	8.000		04/01/31	447,277
	399,000	8.375		10/01/33	400,743
KB Home (a)
	1,730,000	7.250		07/15/30	1,765,742
PulteGroup, Inc.
	2,880,000	7.875		06/15/32	3,314,333
Risewell Homes, Inc. (a)(b)
	3,250,000	8.500		11/01/30	3,321,077

					12,743,891

Home Furnishings(a)(b) – 0.0%
Somnigroup International, Inc.
	1,455,000	3.875		10/15/31	1,345,046

Household Products(a) – 0.1%
Central Garden & Pet Co.
	1,325,000	4.125		10/15/30	1,254,457
Spectrum Brands, Inc. (b)
	442,000	3.875		03/15/31	386,626

					1,641,083

Housewares(a) – 0.2%
Newell Brands, Inc.
	860,000	8.500	(b)	06/01/28	898,296
	475,000	6.375		05/15/30	465,338
	730,000	6.625		05/15/32	708,553
	1,325,000	7.500		04/01/46	1,140,162
Scotts Miracle-Gro Co.
	3,552,000	4.000		04/01/31	3,312,240

					6,524,589

Insurance – 2.2%
Acrisure LLC/Acrisure Finance, Inc. (a)(b)
	895,000	8.250		02/01/29	897,783
	4,490,000	6.000		08/01/29	4,267,206
	1,065,000	6.750		07/01/32	1,049,504
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (a)(b)
	1,596,000	6.750		10/15/27	1,597,293
	5,275,000	6.750		04/15/28	5,338,880
	1,660,000	7.375		10/01/32	1,631,182
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (a)(b)
	3,140,000	7.875		11/01/29	3,041,247
Ardonagh Finco Ltd. (a)
EUR	935,000	6.875		02/15/31	1,099,853
	$490,000	7.750	(b)	02/15/31	499,746
Ardonagh Group Finance Ltd. (a)(b)
	6,036,000	8.875		02/15/32	6,016,323
Asurion LLC/Asurion Co-Issuer, Inc. (a)(b)
	2,195,000	8.375		02/01/34	2,167,036
Broadstreet Partners Group LLC (a)(b)
	4,409,000	5.875		04/15/29	4,339,911

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (a)(b)
	$6,790,000	8.125%	02/15/32	$6,485,469
HUB International Ltd. (a)(b)
	1,470,000	7.375	01/31/32	1,506,971
MetLife, Inc. (a)(d)
(5 yr. CMT + 1.817%)
	2,146,000	5.850	03/15/56	2,116,879
(5 yr. CMT + 2.078%)
	3,045,000	6.350	03/15/55	3,111,564
Nassau Cos., of New York (a)(b)
	2,253,000	7.875	07/15/30	2,102,432
Panther Escrow Issuer LLC (a)(b)
	6,760,000	7.125	06/01/31	6,793,327
Prudential Financial, Inc. (a)(d) (5 yr. CMT + 3.234%)
	2,400,000	6.000	09/01/52	2,425,080
Ryan Specialty LLC (a)(b)
	1,260,000	5.875	08/01/32	1,261,222
Transatlantic Holdings, Inc.
	70,000	8.000	11/30/39	84,687
USI, Inc. (a)(b)
	1,125,000	7.500	01/15/32	1,157,906

				58,991,501

Internet(a) – 0.6%
Angi Group LLC (b)
	868,000	3.875	08/15/28	794,394
Arches Buyer, Inc. (b)
	607,000	6.125	12/01/28	590,046
Expedia Group, Inc.
	3,285,000	3.250	02/15/30	3,115,100
Gen Digital, Inc. (b)
	1,170,000	6.250	04/01/33	1,140,212
Match Group Holdings II LLC (b)
	1,155,000	5.625	02/15/29	1,158,557
	883,000	3.625	10/01/31	795,539
Rakuten Group, Inc. (b)(d) (5 yr. CMT + 4.250%)
	1,125,000	8.125	12/15/29	1,148,760
Snap, Inc. (b)
	1,515,000	6.875	03/01/33	1,475,474
	3,902,000	6.875	03/15/34	3,778,306
United Group BV (b)
EUR	1,125,000	4.625	08/15/28	1,320,171

				15,316,559

Investment Companies(a)(b) – 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$4,590,000	10.000	11/15/29	4,633,146

Iron/Steel(a) – 0.2%
CSN Inova Ventures
	1,390,000	6.750	01/28/28	1,181,222
Mineral Resources Ltd. (b)
	1,085,000	7.000	04/01/31	1,124,418
	630,000	6.000	05/01/32	624,853

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Iron/Steel(a) – (continued)
	$2,660,000	6.250%		05/01/34	$2,627,202
Samarco Mineracao SA (c) (PIK 9.049%, Cash 9.000%)
	863,606	9.500		06/30/31	864,470
Vale Overseas Ltd. (b)(d) (5 yr. CMT + 2.431%)
	490,000	6.000		02/25/56	492,891

					6,915,056

Leisure Time(a)(b) – 0.9%
Acushnet Co.
	1,790,000	5.625		12/01/33	1,798,180
Carnival Corp.
	2,305,000	5.750		03/15/30	2,339,298
	1,795,000	6.125		02/15/33	1,821,638
Carnival PLC
EUR	2,443,000	4.125		07/15/31	2,812,720
MajorDrive Holdings IV LLC
	$3,195,000	6.375		06/01/29	2,687,506
NCL Corp. Ltd.
	1,500,000	5.875		01/15/31	1,458,975
	750,000	6.250		09/15/33	725,745
Royal Caribbean Cruises Ltd.
	2,425,000	5.625		09/30/31	2,455,701
	4,121,000	6.250		03/15/32	4,214,753
Viking Cruises Ltd.
	4,145,000	5.875		10/15/33	4,153,580

					24,468,096

Lodging – 0.5%
Genting New York LLC/GENNY Capital, Inc. (a)(b)
	4,225,000	7.250		10/01/29	4,297,543
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. (a)(b)
	3,640,000	5.000		06/01/29	3,522,501
Las Vegas Sands Corp. (a)
	170,000	6.000		06/14/30	175,195
Melco Resorts Finance Ltd. (a)
	430,000	5.625		07/17/27	428,624
	1,360,000	7.625	(b)	04/17/32	1,399,875
MGM Resorts International (a)
	1,757,000	4.750		10/15/28	1,740,590
Travel & Leisure Co. (a)(b)
	573,000	6.625		07/31/26	573,189
Wynn Macau Ltd. (b)(f)
	310,000	4.500		03/07/29	309,380

					12,446,897

Machinery - Construction & Mining(a)(b) – 0.2%
BWX Technologies, Inc.
	983,000	4.125		06/30/28	967,429
Terex Corp.
	1,015,000	6.250		10/15/32	1,030,936
Vertiv Group Corp.
	2,836,000	4.125		11/15/28	2,802,053

					4,800,418

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Machinery-Diversified(a)(b) – 0.1%
Chart Industries, Inc.
$1,665,000	7.500%	01/01/30	$1,728,836

Media(a) – 2.2%
AMC Global Media, Inc. (b)
1,043,000	10.500	07/15/32	1,076,115
CCO Holdings LLC/CCO Holdings Capital Corp. (b)
4,780,000	4.750	03/01/30	4,531,775
5,885,000	4.250	02/01/31	5,341,285
4,605,000	4.750	02/01/32	4,123,409
Charter Communications Operating LLC/Charter Communications Operating Capital
11,515,000	6.384	10/23/35	11,616,447
Directv Financing LLC (b)
1,110,000	8.875	02/01/30	1,131,268
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (b)
2,351,000	5.875	08/15/27	2,351,541
DISH DBS Corp. (b)
1,650,000	5.250	12/01/26	1,633,830
DISH Network Corp. (b)
1,740,000	11.750	11/15/27	1,794,862
Gray Media, Inc. (b)
758,000	7.250	08/15/33	772,364
iHeartCommunications, Inc. (b)
2,174,000	10.875	05/01/30	2,068,800
420,000	7.000	01/15/31	389,668
News Corp. (b)
2,370,000	3.875	05/15/29	2,290,510
Nexstar Media, Inc. (b)
3,850,000	6.500	09/15/33	3,880,223
2,335,000	7.250	04/15/34	2,350,574
Paramount Global
928,000	5.850	09/01/43	682,665
Sinclair Television Group, Inc. (b)
4,010,000	8.125	02/15/33	4,151,874
Sirius XM Radio LLC (b)
4,815,000	4.000	07/15/28	4,677,435
2,170,000	3.875	09/01/31	1,966,866
Telecomunicaciones Digitales SA
1,310,000	4.500	01/30/30	1,247,775
Univision Communications, Inc. (b)
1,600,000	9.375	08/01/32	1,656,544

			59,735,830

Metal Fabricate & Hardware(a)(b) – 0.0%
Advanced Drainage Systems, Inc.
690,000	5.375	03/01/34	681,161

Mining – 0.4%
Constellium SE (a)(b)
2,585,000	3.750	04/15/29	2,489,329
Endeavour Mining PLC (a)(b)
200,000	7.000	05/28/30	204,475
First Quantum Minerals Ltd. (a)(b)
250,000	8.625	06/01/31	260,318
235,000	8.000	03/01/33	246,433

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Mining – (continued)
Freeport-McMoRan, Inc. (a)
$1,920,000	5.400%		11/14/34	$1,954,061
Glencore Finance Canada Ltd. (b)
2,880,000	5.550		10/25/42	2,751,379
Glencore Funding LLC (a)(b)
2,855,000	2.850		04/27/31	2,600,562
Navoi Mining & Metallurgical Combinat (b)
200,000	6.700		10/17/28	205,500
200,000	6.950		10/17/31	212,250
Vedanta Resources Finance II PLC (a)(b)
400,000	11.250		12/03/31	438,500

				11,362,807

Miscellaneous Manufacturing(a)(b) – 0.1%
Amsted Industries, Inc.
580,000	6.375		03/15/33	589,419
Axon Enterprise, Inc.
755,000	6.125		03/15/30	772,003
770,000	6.250		03/15/33	790,451

				2,151,873

Oil Field Services – 3.5%
Aethon United BR LP/Aethon United Finance Corp. (a)(b)
737,000	7.500		10/01/29	769,539
Archrock Partners LP/Archrock Partners Finance Corp. (a)(b)
1,680,000	6.625		09/01/32	1,727,729
Archrock Services LP/Archrock Partners Finance Corp. (a)(b)
1,120,000	6.000		02/01/34	1,126,429
Azule Energy Finance PLC (a)
370,000	8.125	(b)	01/23/30	381,100
260,000	8.250	(b)	01/22/31	268,125
980,000	8.250		01/22/31	1,010,625
BKV Upstream Midstream LLC (a)(b)
1,215,000	7.500		10/15/30	1,245,363
California Resources Corp. (a)(b)
1,040,000	7.000		01/15/34	1,059,677
Caturus Energy LLC (a)(b)
1,095,000	7.125		05/15/31	1,097,705
Chesapeake Energy Corp. (e)(g)
2,000,000	0.000		09/15/26	—
Chord Energy Corp. (a)(b)
1,680,000	6.000		10/01/30	1,714,272
1,860,000	6.750		03/15/33	1,933,526
CNX Resources Corp. (a)(b)
1,865,000	7.250		03/01/32	1,942,342
Continental Resources, Inc. (a)(b)
1,251,000	5.750		01/15/31	1,278,509
Crescent Energy Finance LLC (a)(b)
455,000	7.625		04/01/32	469,210
5,345,000	7.375		01/15/33	5,465,423
DBR Land Holdings LLC (a)(b)
1,935,000	6.250		12/01/30	1,982,601
DNO ASA (a)
330,000	9.250		06/04/29	352,021
890,000	8.500		03/27/30	921,595

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Ecopetrol SA (a)
$1,000,000	8.625%		01/19/29	$1,058,500
60,000	6.875		04/29/30	60,300
EQT Corp. (a)(b)
1,835,000	3.625		05/15/31	1,726,478
Expand Energy Corp. (a)
1,385,000	4.750		02/01/32	1,357,812
Guara Norte SARL
478,822	5.198		06/15/34	470,821
Hunt Oil Co. of Peru LLC Sucursal Del Peru (a)
460,000	7.750	(b)	11/05/38	492,200
650,000	7.750		11/05/38	695,500
Kodiak Gas Services LLC (a)(b)
785,000	5.875		04/01/31	790,212
1,390,000	6.500		10/01/33	1,420,788
915,000	6.750		10/01/35	950,401
Kosmos Energy Ltd. (a)
210,000	7.500		03/01/28	204,389
470,000	8.750	(b)	10/01/31	436,160
Kraken Oil & Gas Partners LLC (a)(b)
275,000	7.625		08/15/29	280,098
Lukoil Securities BV
250,000	3.875		05/06/30	12,500
Matador Resources Co. (a)(b)
1,340,000	6.500		04/15/32	1,366,639
1,900,000	6.250		04/15/33	1,931,730
4,858,000	6.000		04/15/34	4,874,226
MC Brazil Downstream Trading SARL
299,036	7.250		06/30/31	279,748
Murphy Oil Corp. (a)
1,388,000	6.000		10/01/32	1,396,675
Noble Finance II LLC (a)(b)
3,665,000	8.000		04/15/30	3,814,349
Northern Oil & Gas, Inc. (a)(b)
3,300,000	8.750		06/15/31	3,446,190
325,000	7.875		10/15/33	336,749
Occidental Petroleum Corp. (a)
1,739,000	6.625		09/01/30	1,856,782
Permian Resources Operating LLC (a)(b)
1,038,000	5.875		07/01/29	1,038,913
980,000	7.000		01/15/32	1,019,416
1,180,000	6.250		02/01/33	1,207,211
Petroleos Mexicanos (a)
1,870,000	5.950		01/28/31	1,830,262
Pluspetrol SA (a)(b)
180,000	8.500		05/30/32	187,774
PRIO Luxembourg Holding SARL (a)
1,770,000	6.750		10/15/30	1,762,531
Santos Finance Ltd. (a)
380,000	3.649		04/29/31	356,759
SEPLAT Energy PLC (a)(b)
1,110,000	9.125		03/21/30	1,183,815
ShaMaran Petroleum Corp. (a)
201,813	12.000		07/30/29	206,726

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
SM Energy Co. (a)(b)
	$935,000	6.750%		08/01/29	$959,207
	1,495,000	7.000		08/01/32	1,533,003
	925,000	9.625		06/15/33	1,031,329
Sunoco LP (a)(b)
	1,280,000	7.000		05/01/29	1,321,114
	980,000	7.250		05/01/32	1,026,364
(5 yr. CMT + 4.230%)
	3,245,000	7.875	(d)	09/18/30	3,362,274
Sunoco LP/Sunoco Finance Corp. (a)
	6,685,000	4.500		05/15/29	6,563,066
Tecpetrol SA (a)(b)
	270,000	7.625		11/03/30	276,210
Tidewater, Inc. (a)(b)
	2,600,000	9.125		07/15/30	2,799,264
Transocean International Ltd. (a)(b)
	1,250,000	8.250		05/15/29	1,298,537
	241,500	8.750		02/15/30	252,913
	1,260,000	8.500		05/15/31	1,333,193
	695,000	7.875		10/15/32	744,706
Tullow Holdco 2 Ltd. (a)(b)(c)
	230,000	15.000		11/15/28	236,153
USA Compression Partners LP/USA Compression Finance Corp. (a)(b)
	2,210,000	7.125		03/15/29	2,284,123
	970,000	6.250		10/01/33	978,701
Vista Energy Argentina SAU (a)(b)
	200,000	8.500		06/10/33	212,038
	940,000	7.875		04/08/38	954,946
WBI Operating LLC (a)(b)
	1,855,000	6.250		10/15/30	1,881,545
	1,620,000	6.500		10/15/33	1,637,302
Weatherford International Ltd. (a)(b)
	1,315,000	6.750		10/15/33	1,363,576
Wildfire Intermediate Holdings LLC (a)(b)
	925,000	7.500		10/15/29	952,435
YPF SA (a)(b)
	180,000	9.500		01/17/31	192,128
	190,000	8.250		01/17/34	198,645

					96,191,217

Packaging(a) – 0.3%
ARD Finance SA
(PIK 5.750%, Cash 5.000%)
EUR	2,802,736	5.000	(c)	06/30/27	27,664
(PIK 7.250%, Cash 6.500%)
	$2,179,842	6.500	(b)	06/30/27	8,065
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
EUR	2,426,000	3.000		09/01/29	2,676,438
	$963,000	4.000	(b)	09/01/29	899,615
Ball Corp.
	3,735,000	6.000		06/15/29	3,799,616
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA
	290,000	3.750	(b)	08/02/28	278,783

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Packaging(a) – (continued)
$750,000	3.750%		08/02/28	$720,990

				8,411,171

Pharmaceuticals(a) – 0.7%
1261229 BC Ltd. (b)
2,340,000	10.000		04/15/32	2,417,033
Adapthealth LLC (b)
645,000	4.625		08/01/29	623,812
980,000	5.125		03/01/30	953,266
Amneal Pharmaceuticals LLC (b)
533,000	6.875		08/01/32	553,899
CVS Health Corp.
6,490,000	3.750		04/01/30	6,286,993
HLF Financing SARL LLC/Herbalife International, Inc. (b)
3,210,000	7.750		05/01/33	3,278,533
Organon & Co./Organon Foreign Debt Co-Issuer BV (b)
700,000	4.125		04/30/28	691,327
1,950,000	5.125		04/30/31	1,937,637
Prestige Brands, Inc. (b)
1,780,000	3.750		04/01/31	1,644,488
Teva Pharmaceutical Finance Netherlands IV BV
1,200,000	5.750		12/01/30	1,229,448

				19,616,436

Pipelines – 4.2%
Abu Dhabi Crude Oil Pipeline LLC
1,060,000	4.600		11/02/47	937,438
Acu Petroleo Luxembourg SARL (a)
683,346	7.500		07/13/35	695,305
Antero Midstream Partners LP/Antero Midstream Finance Corp. (a)(b)
2,340,000	6.625		02/01/32	2,402,689
1,180,000	5.750		10/15/33	1,180,260
Blue Racer Midstream LLC/Blue Racer Finance Corp. (a)(b)
675,000	7.000		07/15/29	698,375
680,000	7.250		07/15/32	710,940
Buckeye Partners LP (a)
889,000	4.125		12/01/27	877,150
2,245,000	6.875	(b)	07/01/29	2,318,344
780,000	6.750	(b)	02/01/30	806,489
CNX Midstream Partners LP (a)(b)
2,292,000	4.750		04/15/30	2,218,335
CQP Holdco LP/BIP-V Chinook Holdco LLC (a)(b)
3,880,000	5.500		06/15/31	3,834,022
DCP Midstream Operating LP (b)
3,840,000	6.750		09/15/37	4,148,198
Delek Logistics Partners LP/Delek Logistics Finance Corp. (a)(b)
1,405,000	8.625		03/15/29	1,465,331
2,435,000	7.375		06/30/33	2,512,896
DT Midstream, Inc. (a)(b)
3,960,000	4.375		06/15/31	3,826,152
Energy Transfer LP
2,865,000	6.625		10/15/36	3,093,283
Enterprise Products Operating LLC (a)(d) (3 mo. USD Term SOFR + 3.039%)
960,000	6.707		06/01/67	949,037

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
Excelerate Energy LP (a)(b)
$1,934,000	8.000%	05/15/30	$2,050,446
Galaxy Pipeline Assets Bidco Ltd.
1,062,391	2.160	03/31/34	951,605
Genesis Energy LP/Genesis Energy Finance Corp. (a)
2,700,000	7.875	05/15/32	2,826,792
3,645,000	6.750	03/15/34	3,675,691
Global Partners LP/GLP Finance Corp. (a)
3,762,000	6.875	01/15/29	3,795,218
Howard Midstream Energy Partners LLC (a)(b)
1,395,000	7.375	07/15/32	1,454,078
1,745,000	6.625	01/15/34	1,773,618
Kinder Morgan Energy Partners LP
6,715,000	7.300	08/15/33	7,595,807
Kinetik Holdings LP (a)(b)
650,000	6.625	12/15/28	663,143
3,350,000	5.875	06/15/30	3,360,988
MPLX LP (a)
5,685,000	2.650	08/15/30	5,245,947
NuStar Logistics LP (a)
2,464,000	6.375	10/01/30	2,560,983
Prairie Acquiror LP (a)(b)
3,335,000	9.000	08/01/29	3,486,209
Rockies Express Pipeline LLC (a)(b)
1,435,000	6.750	03/15/33	1,496,045
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (a)(b)
1,795,000	7.375	02/15/29	1,848,311
505,000	6.000	12/31/30	507,505
4,305,000	6.000	09/01/31	4,327,601
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (a)
1,835,000	4.875	02/01/31	1,833,165
TransMontaigne Partners LLC (a)(b)
4,115,000	8.500	06/15/30	4,251,618
Venture Global Calcasieu Pass LLC (a)(b)
4,768,000	4.125	08/15/31	4,469,571
1,553,000	3.875	11/01/33	1,384,779
1,275,000	6.000	05/01/36	1,281,961
Venture Global LNG, Inc. (a)(b)
3,845,000	8.125	06/01/28	3,933,127
2,380,000	9.500	02/01/29	2,597,770
1,325,000	7.000	01/15/30	1,364,021
Venture Global Plaquemines LNG LLC (a)(b)
1,075,000	6.125	12/15/30	1,108,529
1,380,000	6.500	01/15/34	1,445,674
1,115,000	6.500	06/15/34	1,162,700
1,380,000	6.750	01/15/36	1,466,692
Western Midstream Operating LP (a)(b)
1,485,000	7.250	04/01/30	1,566,229
Williams Cos., Inc.
6,715,000	7.500	01/15/31	7,497,163

			115,657,230

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate – 0.2%
Aldar Properties PJSC (a)(d) (5 yr. CMT + 2.018%)
$850,000	5.875%		04/14/56	$801,397
Alpha Star Holding IX Ltd.
700,000	7.000		08/26/28	694,750
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. (a)(b)
3,565,000	5.750		01/15/29	3,493,201
Howard Hughes Corp. (a)(b)
704,000	4.125		02/01/29	678,571
Redsun Properties Group Ltd. (a)
230,000	7.300		01/13/25	1,150
Yuzhou Group Holdings Co. Ltd. (a)(c)
52,577	1.000		06/30/34	263

				5,669,332

Real Estate Investment Trust(a) – 1.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (b)
376,000	5.750		05/15/26	375,786
Crown Castle, Inc.
290,000	4.150		07/01/50	220,275
Fibra Soma Trust F/6185 (b)
1,630,000	4.375		07/22/31	1,489,641
Iron Mountain Information Management Services, Inc. (b)
9,118,000	5.000		07/15/32	8,803,155
MPT Operating Partnership LP/MPT Finance Corp.
2,880,000	5.000		10/15/27	2,807,798
2,570,000	3.500		03/15/31	1,846,417
105,000	8.500	(b)	02/15/32	109,065
RHP Hotel Properties LP/RHP Finance Corp. (b)
105,000	6.500		06/15/33	108,148
725,000	5.750		03/15/34	721,042
SBA Communications Corp.
2,532,000	3.875		02/15/27	2,516,732
Starwood Property Trust, Inc. (b)
2,040,000	6.500		07/01/30	2,089,144
2,330,000	5.750		01/15/31	2,329,650
Trust 2401 (b)
200,000	4.869		01/15/30	194,635
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (b)
2,055,000	4.750		04/15/28	2,048,095
570,000	8.625		06/15/32	596,214
XHR LP (b)
2,650,000	4.875		06/01/29	2,601,081

				28,856,878

Retailing(a) – 1.3%
Arko Corp. (b)
1,590,000	5.125		11/15/29	1,433,146
Asbury Automotive Group, Inc. (b)
1,402,000	4.625		11/15/29	1,365,015
774,000	5.000		02/15/32	742,328
AutoNation, Inc.
921,000	4.750		06/01/30	916,487
Cougar JV Subsidiary LLC (b)
3,252,000	8.000		05/15/32	3,417,234

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Retailing(a) – (continued)
FirstCash, Inc. (b)
$1,240,000	6.875%		03/01/32	$1,270,628
2,930,000	6.125		05/01/34	2,923,437
Group 1 Automotive, Inc. (b)
480,000	6.375		01/15/30	487,406
LCM Investments Holdings II LLC (b)
2,895,000	4.875		05/01/29	2,835,218
1,155,000	8.250		08/01/31	1,209,170
Lowe’s Cos., Inc.
1,977,000	3.750		04/01/32	1,877,596
4,220,000	5.000		04/15/33	4,245,869
Michaels Cos., Inc. (b)
2,955,000	8.500		03/15/33	2,918,299
1,750,000	11.000		03/15/34	1,689,345
Penske Automotive Group, Inc.
2,089,000	3.750		06/15/29	2,003,142
QXO Building Products, Inc. (b)
1,245,000	6.750		04/30/32	1,270,062
Staples, Inc. (b)
650,000	10.750		09/01/29	622,291
Suburban Propane Partners LP/Suburban Energy Finance Corp. (b)
2,155,000	5.000		06/01/31	2,073,024
Vivo Energy Investments BV
290,000	5.125		09/24/27	287,100
Yum! Brands, Inc. (b)
2,939,000	4.750		01/15/30	2,909,052

				36,495,849

Semiconductors(a) – 0.3%
Broadcom, Inc.
1,984,000	3.469		04/15/34	1,789,945
1,781,000	3.137	(b)	11/15/35	1,518,035
3,184,000	3.187	(b)	11/15/36	2,674,369
NXP BV/NXP Funding LLC/NXP USA, Inc.
942,000	3.400		05/01/30	900,260
Qorvo, Inc.
720,000	4.375		10/15/29	706,212

				7,588,821

Software(a) – 1.4%
AthenaHealth Group, Inc. (b)
4,075,000	6.500		02/15/30	3,883,353
Clarivate Science Holdings Corp. (b)
2,186,000	4.875		07/01/29	1,981,194
Cloud Software Group, Inc. (b)
1,225,000	6.500		03/31/29	1,192,905
1,898,000	9.000		09/30/29	1,863,286
CoreWeave, Inc. (b)
6,333,000	9.250		06/01/30	6,412,162
Elastic NV (b)
1,760,000	4.125		07/15/29	1,669,730
Fair Isaac Corp. (b)
6,766,000	6.000		05/15/33	6,673,170
2,210,000	6.250		09/15/34	2,174,441

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Software(a) – (continued)
OAK-Eagle Acquireco, Inc. (b)
	$765,000	7.250%		07/01/33	$787,262
	335,000	8.750		07/01/34	348,095
Oracle Corp.
	1,935,000	4.900		02/06/33	1,837,224
	1,350,000	3.600		04/01/50	806,342
ROBLOX Corp. (b)
	1,895,000	3.875		05/01/30	1,796,289
SS&C Technologies, Inc. (b)
	815,000	5.500		09/30/27	814,919
	3,530,000	6.500		06/01/32	3,571,689
TeamSystem SpA (b)
EUR	2,975,000	3.500		02/15/28	3,445,693

					39,257,754

Sovereign(a) – 0.2%
CoBank ACB (d) (3 mo. USD Term SOFR + 4.660%)
	$5,135,000	6.250		10/01/26	5,133,933
Eagle Funding Luxco SARL (b)
	250,000	5.500		08/17/30	251,675

					5,385,608

Telecommunication Services – 2.4%
Altice France SA (a)(b)
	3,578,509	6.875		07/15/32	3,519,535
APLD ComputeCo LLC (a)(b)
	4,855,000	9.250		12/15/30	5,215,192
AT&T, Inc. (a)
	3,335,000	2.250		02/01/32	2,908,920
Black Pearl Compute LLC (a)(b)
	5,635,000	6.125		02/15/31	5,719,638
Colombia Telecomunicaciones SA ESP (a)
	890,000	4.950		07/17/30	835,265
Core Scientific Finance I LLC (a)(b)
	3,540,000	7.750		05/15/31	3,531,575
Digicel International Finance Ltd./Difl U.S. LLC (a)
	720,000	8.625	(b)	08/01/32	747,000
	910,000	8.625		08/01/32	944,125
EchoStar Corp. (a)
	3,085,000	10.750		11/30/29	3,345,806
(PIK 6.750%, Cash 6.750%)
	4,681,035	6.750	(c)	11/30/30	4,752,187
Fibercop SpA (a)(b)
	1,348,000	7.200		07/18/36	1,349,267
	674,000	7.721		06/04/38	674,485
Iliad Holding SAS (a)(b)
	1,400,000	7.000		04/15/32	1,421,826
Level 3 Financing, Inc. (a)(b)
	2,155,000	6.875		06/30/33	2,225,619
	2,565,000	7.000		03/31/34	2,666,651
	3,645,000	8.500		01/15/36	3,909,700
Meridian Arc Holdco LLC (a)(b)
	3,490,000	6.250		04/30/31	3,490,384
Millicom International Cellular SA (a)
	360,000	6.250		03/25/29	361,764

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
$380,000	4.500%		04/27/31	$354,996
Nokia of America Corp.
2,880,000	6.450		03/15/29	2,930,688
PR RNO Property Owner 1 LLC (a)(b)
3,655,000	6.500		05/01/31	3,622,887
Sprint Capital Corp.
1,105,000	8.750		03/15/32	1,314,331
SV RNO Property Owner 1 LLC (a)(b)
2,870,000	5.875		03/01/31	2,823,736
Telecom Argentina SA (a)
900,000	9.250		05/28/33	954,810
360,000	8.500	(b)	01/20/36	369,900
280,000	8.500		01/20/36	287,700
Telecom Italia Capital SA
432,000	7.200		07/18/36	471,649
311,000	7.721		06/04/38	353,308
Telecommunications Co. Telekom Srbija AD Belgrade (a)
200,000	7.000	(b)	10/28/29	200,728
790,000	7.000		10/28/29	792,876
T-Mobile USA, Inc. (a)
1,821,000	4.500		04/15/50	1,457,364
Total Play Telecomunicaciones SA de CV (a)
237,500	10.500		12/31/28	235,422
Uniti Services LLC (a)(b)
2,255,000	7.500		10/15/33	2,375,891
Windstream Services LLC/Windstream Escrow Finance Corp. (a)(b)
865,000	8.250		10/01/31	915,153

				67,080,378

Transportation – 0.2%
Beacon Mobility Corp. (a)(b)
1,330,000	7.250		08/01/30	1,386,246
MV24 Capital BV
395,597	6.748		06/01/34	399,118
Rand Parent LLC (a)(b)
2,790,000	8.500		02/15/30	2,898,531
Transnet (b)
400,000	8.250		02/06/28	416,148
XPO, Inc. (a)(b)
1,315,000	7.125		02/01/32	1,372,452

				6,472,495

Trucking & Leasing(a)(b) – 0.1%
FTAI Aviation Investors LLC
2,130,000	5.500		05/01/28	2,128,871

TOTAL CORPORATE OBLIGATIONS (Cost $1,262,146,990)				$1,260,153,854

Shares	Description			Value

Common Stocks – 37.1%

Aerospace & Defense – 0.5%
26,365	General Electric Co.			$7,644,004

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Aerospace & Defense – (continued)
22,541	L3Harris Technologies, Inc.	$7,225,518

		14,869,522

Banks – 3.2%
563,383	Banco Bilbao Vizcaya Argentaria SA ADR	12,462,032
368,025	Bank of America Corp.	19,674,616
78,939	Citigroup, Inc.	10,102,613
120,511	JPMorgan Chase & Co.	37,747,661
476,853	NatWest Group PLC ADR	7,586,731

		87,573,653

Beverages – 0.6%
100,878	Coca-Cola Co.	7,945,151
103,200	Coca-Cola Europacific Partners PLC	9,759,624

		17,704,775

Biotechnology – 0.4%
51,457	AbbVie, Inc.	10,873,893

Building Products – 0.4%
24,596	Trane Technologies PLC	12,114,514

Capital Markets – 1.7%
13,477	Ardagh Holdings SA(h)	94,429
66,729	Blackstone, Inc.	8,379,828
49,342	Intercontinental Exchange, Inc.	7,800,477
77,059	KKR & Co., Inc.	8,040,336
66,523	Morgan Stanley	12,678,618
314,220	Singapore Exchange Ltd. ADR(i)	10,724,329

		47,718,017

Chemicals – 0.6%
34,565	Linde PLC	17,321,904

Commercial Services & Supplies – 0.3%
36,596	Republic Services, Inc.	7,656,615

Communications Equipment – 0.7%
198,287	Cisco Systems, Inc.	18,143,261

Construction & Engineering – 0.2%
136,652	Vinci SA ADR	5,157,247

Consumer Finance – 0.4%
62,207	Capital One Financial Corp.	11,900,199

Consumer Staples Distribution & Retail – 1.6%
9,190	Costco Wholesale Corp.	9,323,531
222,877	Koninklijke Ahold Delhaize
	NV ADR	10,522,023
186,341	Walmart, Inc.	24,583,968

		44,429,522

Containers & Packaging – 0.2%
131,987	Ardagh Holdings SA(h)	924,792

Shares	Description	Value

Common Stocks – (continued)

Containers & Packaging – (continued)
191,286	International Paper Co.	$5,818,920

		6,743,712

Diversified Telecommunication Services – 0.3%
364,498	AT&T, Inc.	9,524,333

Electric Utilities – 1.5%
138,165	Iberdrola SA ADR	12,975,075
148,213	NextEra Energy, Inc.	14,507,088
162,471	Xcel Energy, Inc.	13,476,970

		40,959,133

Electrical Equipment – 1.0%
36,314	Eaton Corp. PLC	15,724,325
163,225	Schneider Electric SE ADR	10,294,601

		26,018,926

Electronic Equipment, Instruments & Components – 0.3%
62,207	Amphenol Corp. Class A	9,161,225

Entertainment – 0.4%
94,247	Walt Disney Co.	9,778,126

Financial Services – 0.6%
4,535	DSG TopCo, Inc.(h)	934
15,119	Mastercard, Inc. Class A	7,603,648
186,880	Rocket Cos., Inc. Class A*(h)	2,732,186
18,047	Visa, Inc. Class A	5,952,622

		16,289,390

Food Products – 0.3%
75,004	Nestle SA ADR	7,611,406

Ground Transportation – 0.5%
284,808	CSX Corp.	12,938,827

Health Care Equipment & Supplies – 0.6%
93,926	Abbott Laboratories	8,527,541
45,301	Hoya Corp. ADR	8,462,227

		16,989,768

Health Care Providers & Services – 0.3%
37,921	Cardinal Health, Inc.	7,314,203

Health Care REITs – 0.2%
253,738	Healthpeak Properties, Inc.	4,102,943

Hotels, Restaurants & Leisure – 0.4%
112,962	Starbucks Corp.	11,898,287

Household Durables – 0.2%
70,544	Lennar Corp. Class A	6,370,123

Household Products – 0.7%
123,185	Procter & Gamble Co.	18,119,282

Industrial Conglomerates – 0.9%
69,319	3M Co.	10,156,620
66,310	Honeywell International, Inc.	14,212,222

		24,368,842

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Shares	Description	Value

Common Stocks – (continued)

Industrial REITs – 0.4%
74,249	Prologis, Inc.	$10,544,843

Insurance – 0.9%
37,822	Marsh & McLennan Cos., Inc.	6,343,128
103,359	MetLife, Inc.	8,279,056
281,007	Zurich Insurance Group AG ADR	9,759,373

		24,381,557

Interactive Media & Services – 1.3%
88,369	Alphabet, Inc. Class A	34,004,391
83,984	Angi, Inc.(h)	616,443

		34,620,834

IT Services – 0.4%
43,849	International Business
	Machines Corp.	10,128,242

Life Sciences Tools & Services – 0.6%
65,243	Agilent Technologies, Inc.	7,538,828
52,224	Danaher Corp.	9,345,485

		16,884,313

Machinery – 1.0%
30,504	Caterpillar, Inc.	27,151,915

Media – 0.4%
4,011	Audacy Capital Corp. Class B(h)	9,025
36,581	Audacy Capital LLC Class A(h)	82,307
194,739	Bright Pattern Holdco(e)(h)	—
319,140	iHeartMedia, Inc. Class A(h)	1,905,266
98,480	New York Times Co. Class A	7,782,874
35,685	SES SA(h)	505,157

		10,284,629

Metals & Mining – 0.8%
89,928	Freeport-McMoRan, Inc.	5,196,040
153,920	Rio Tinto PLC ADR	15,465,881

		20,661,921

Multi-Utilities – 1.9%
119,015	Ameren Corp.	13,526,055
150,748	CMS Energy Corp.	11,568,401
100,757	Dominion Energy, Inc.	6,498,826
134,055	National Grid PLC ADR	12,003,285
81,146	Sempra	7,718,608

		51,315,175

Oil, Gas & Consumable Fuels – 2.8%
100,603	ConocoPhillips	12,653,845
2,741	Expand Energy Corp.	279,993
174,805	Exxon Mobil Corp.	26,977,656
49,904	Phillips 66	8,940,302
214,993	Shell PLC ADR	19,493,415

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
84,057	TotalEnergies SE	$7,792,925

		76,138,136

Personal Products – 0.3%
124,636	Unilever PLC ADR	7,351,031

Pharmaceuticals – 2.2%
30,357	AstraZeneca PLC	5,687,991
5,825	Eli Lilly & Co.	5,444,045
114,433	Johnson & Johnson	26,302,425
143,067	Merck & Co., Inc.	15,620,055
514,257	Takeda Pharmaceutical Co. Ltd. ADR	8,577,807

		61,632,323

Real Estate Investment Trusts(h) – 0.0%
21,257	Luxco Co. Ltd.	432,853

Real Estate Management & Development – 0.0%
122,732	Sunac Services Holdings Ltd.(b)	16,543
89,181	Yuzhou Group Holdings Co. Ltd.(h)	1,879

		18,422

Residential REITs – 0.2%
31,888	AvalonBay Communities, Inc.	5,835,504

Retail REITs – 0.2%
72,910	Regency Centers Corp.	5,676,044

Semiconductors & Semiconductor Equipment – 2.1%
44,149	Applied Materials, Inc.	17,416,339
21,633	Broadcom, Inc.	9,030,263
48,613	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19,253,665
45,348	Texas Instruments, Inc.	12,746,416

		58,446,683

Software – 0.2%
13,355	Microsoft Corp.	5,445,902

Specialized REITs – 0.2%
31,696	Digital Realty Trust, Inc.	6,368,994

Specialty Retail – 0.8%
30,911	Home Depot, Inc.	10,163,537
69,949	TJX Cos., Inc.	10,964,506

		21,128,043

Technology Hardware, Storage & Peripherals – 0.6%
42,387	Dell Technologies, Inc. Class C	8,856,764
305,039	Hewlett Packard Enterprise Co.	8,775,972

		17,632,736

Trading Companies & Distributors – 0.4%
231,879	Fastenal Co.	10,418,323

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Water Utilities – 0.2%
37,461	American Water Works Co., Inc.	$4,810,742

Wireless Telecommunication Services – 0.2%
30,594	T-Mobile U.S., Inc.	5,981,127

TOTAL COMMON STOCKS (Cost $683,600,800)		$1,016,941,940

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j)–3.7%

Aerospace & Defense–0.2%
Bleriot U.S. Bidco, Inc.
(3 mo. USD Term SOFR + 2.500%)
$1,252,735	5.950%	10/31/30	$1,255,729
Dynasty Acquisition Co., Inc.
(1 mo. USD Term SOFR + 2.000%)
1,925,625	5.652	10/31/31	1,931,363
Kaman Corp.
(3 mo. USD Term SOFR + 2.500%)
2,151,166	5.950	02/26/32	2,160,136

			5,347,228

Building & Construction–0.2%
AAL Delaware Holdco, Inc.
(1 mo. USD Term SOFR + 2.750%)
4,481,892	6.402	07/30/31	4,498,072

Building Materials–0.2%
Chamberlain Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
5,385,210	6.402	09/08/32	5,374,547

Chemicals–0.2%
Illuminate Buyer LLC
(1 mo. USD Term SOFR + 2.500%)
4,482,008	6.152	12/31/29	4,465,201

Commercial Services–0.6%
Albion Financing 3 SARL
(3 mo. USD Term SOFR + 3.000%)
2,910,952	6.664	05/21/31	2,919,685
Ankura Consulting Group LLC
(3 mo. USD Term SOFR + 3.500%)
4,225,451	7.166	12/29/31	4,059,940
Anticimex International AB
(3 mo. USD Term SOFR + 2.900%)
3,686,696	6.560	11/17/31	3,692,852
Hertz Corp.
(1 mo. USD Term SOFR + 3.500%)
5,006,721	7.267	06/30/28	3,927,773
TruGreen LP
(3 mo. USD Term SOFR + 8.500%)
1,750,000	12.425	11/02/28	1,604,172

			16,204,422

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j)–(continued)

Computers–0.3%
McAfee LLC
(1 mo. USD Term SOFR + 3.000%)
$5,501,572	6.652%		03/01/29	$4,834,506
Pitney Bowes, Inc.
(3 mo. USD Term SOFR + 3.750%)
3,315,880	7.450		03/19/32	3,304,839
Plano HoldCo, Inc.
(3 mo. USD Term SOFR + 3.500%)
1,017,390	7.200		10/02/31	818,999

				8,958,344

Diversified Financial Services–0.1%
GEN II Fund Services LLC
(3 mo. USD Term SOFR + 2.750%)
2,277,000	6.450		11/26/31	2,282,692

Electric–0.1%
Kohler Energy Co. LLC
(3 mo. USD Term SOFR + 3.000%)
4,292,792	6.700		05/01/31	4,298,158

Electronics–0.1%
LSF12 Crown U.S. Commercial Bidco LLC
(1 mo. USD Term SOFR + 3.000%)
1,906,935	6.665		12/02/31	1,917,270

Engineering & Construction–0.1%
Brown Group Holding LLC
(1 mo. USD Term SOFR + 2.500%)
2,566,771	6.152		07/01/31	2,578,894

Entertainment–0.1%
Crown Finance U.S., Inc.
(1 mo. USD Term SOFR + 4.500%)
2,592,286	8.157		12/02/31	2,588,683

Health Care Services–0.0%
LifePoint Health, Inc.
(3 mo. USD Term SOFR + 3.750%)
1,267,116	7.423		05/19/31	1,261,047

Insurance–0.3%
Broadstreet Partners, Inc.
(1 mo. USD Term SOFR + 2.500%)
2,067,440	6.152		06/13/31	2,053,134
Lockton, Inc.
720,000	0.000	(k)	04/22/33	720,900
Truist Insurance Holdings LLC
(3 mo. USD Term SOFR + 2.750%)
4,650,000	6.450		05/06/31	4,612,800

				7,386,834

Internet–0.1%
Diamond Sports Group LLC
(Fixed + 12.000%)
95,284	12.000		01/02/28	17,151

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(j)–(continued)

Internet–(continued)
Go Daddy Operating Co. LLC
(1 mo. USD Term SOFR + 1.750%)
	$3,491,139	5.402%	11/09/29	$3,440,588

				3,457,739

Leisure Time–0.1%
Arcis Golf LLC
(1 mo. USD Term SOFR + 2.750%)
	1,956,220	6.402	11/24/28	1,958,665

Machinery - Construction & Mining–0.0%
Clark Equipment Co.
(3 mo. USD Term SOFR + 2.000%)
	295,682	5.700	04/20/29	295,756

Machinery-Diversified–0.3%
Engineered Machinery Holdings, Inc.
(3 mo. EUR EURIBOR + 3.500%)
EUR	840,000	5.627	11/26/32	991,416
(3 mo. USD Term SOFR + 3.250%)
	$1,786,870	6.950	11/26/32	1,796,930
TK Elevator Midco GmbH
(6 mo. USD Term SOFR + 2.750%)
	4,515,484	6.377	04/30/30	4,551,879

				7,340,225

Metal Fabricate & Hardware–0.1%
Grinding Media, Inc.
(3 mo. USD Term SOFR + 3.500%)
	2,555,829	7.173	10/12/28	2,555,829

Oil & Gas Services–0.1%
Deep Blue Operating I LLC
(1 mo. USD Term SOFR + 2.750%)
	3,150,000	6.411	10/01/32	3,161,812

Pipelines–0.4%
AL GCX Holdings LLC
(1 mo. USD Term SOFR + 2.250%)
	5,610,938	5.911	12/17/32	5,614,472
CQP Holdco LP
(3 mo. USD Term SOFR + 1.750%)
	2,932,983	5.450	12/31/32	2,930,608
Prairie ECI Acquiror LP
(1 mo. USD Term SOFR + 3.250%)
	3,275,353	6.902	08/01/29	3,287,636

				11,832,716

Software–0.1%
Athenahealth Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
	2,323,370	6.402	02/15/29	2,313,007

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j)–(continued)

Software–(continued)
UKG, Inc.
(3 mo. USD Term SOFR + 2.500%)
$1,201,610	6.163%	02/10/31	$1,158,509

			3,471,516

TOTAL BANK LOANS (Cost $102,344,708)			$101,235,650

Shares	Dividend Rate	Value

Preferred Stocks – 0.3%

Capital Markets – 0.2%
Morgan Stanley
183,597	6.375%	$4,610,121

Diversified Telecommunication Services – 0.0%
Qwest Corp.
43,276	6.500	794,115

Insurance(d) – 0.1%
Delphi Financial Group, Inc. (3 mo. USD Term SOFR + 3.452%)
143,849	7.104	3,524,300

TOTAL PREFERRED STOCKS (Cost $8,780,988)		$8,928,536

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 0.3%

Egyptian Pound – 0.0%
Egypt Government International Bonds
	$200,000	8.875%		05/29/50	$186,966

Euro – 0.0%
Benin Government International Bonds
EUR	131,000	4.875		01/19/32	146,561

United States Dollar – 0.3%
Angola Government International Bonds
	$374,000	8.250		05/09/28	383,414
	470,000	8.750		04/14/32	488,664
	200,000	9.125		11/26/49	190,800
Benin Government International Bonds
	220,000	7.960		02/13/38	226,187
Congolese International Bonds
	350,000	9.500		02/17/35	337,797
Ecuador Government International Bonds
	51,555	0.000	(b)(g)	07/31/30	44,285
	128,344	6.900	(l)	07/31/35	118,975
El Salvador Government International Bonds (a)
	720,000	7.125		01/20/50	653,760
Hungary Government International Bonds
	370,000	6.250		09/22/32	394,409
	730,000	3.125		09/21/51	454,757

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Ivory Coast Government International Bonds (b)
$141,404	6.375%		03/03/28	$142,876
National Bank of Uzbekistan (a)
786,000	8.500		07/05/29	842,002
920,000	7.200		07/17/30	954,500
Nigeria Government International Bonds
400,000	7.625		11/28/47	390,000
320,000	8.250		09/28/51	324,205
Pakistan Government International Bonds
540,000	8.875		04/08/51	507,600
Panama Government International Bonds
930,000	4.300		04/29/53	717,216
Republic of South Africa Government International Bonds
710,000	5.000		10/12/46	528,950
Romania Government International Bonds
390,000	5.750		09/16/30	393,900
150,000	6.625	(b)	05/16/36	151,575
200,000	4.000		02/14/51	132,050
Ukraine Government International Bonds (b)(l)
63,457	4.500		02/01/29	49,179
5,777	0.000		02/01/30	3,645
12,673	0.000		02/01/34	5,969
18,243	0.000		02/01/35	9,286
Venezuela Government International Bonds
180,000	11.750		10/21/26	102,330

				8,548,331

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,016,719)				$8,881,858

Units	Expiration Date	Value

Rights(h) – 0.0%

Cineworld Group PLC
27,900	12/31/99	$573,261
(Cost $708,939)

Warrants(h) – 0.0%

Aspect Software, Inc.(e)
194,739	12/31/99	$—
Noble Corp. PLC
5,288	02/04/28	156,683

TOTAL WARRANTS (Cost $13,220)		$156,683

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(a)(d) – 0.0%

Collateralized Mortgage Obligations – 0.0%
Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1 mo. USD Term SOFR + 0.494%)
$91,540	4.149%	07/25/47	$80,020

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			80,020

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $35,472)			$80,020

Shares	Description	Value

Exchange Traded Funds(m) – 3.5%

1,720,584	Goldman Sachs Nasdaq-100 Premium Income ETF	$95,131,089
(Cost $81,209,294)

Shares	Dividend Rate	Value

Investment Companies(m) – 6.1%

Goldman Sachs Central Government Fund — Institutional Shares
119,461,921	3.691%	$119,461,921
Goldman Sachs MLP Energy Infrastructure Fund — Class R6
1,047,884	3.019	46,735,611

TOTAL INVESTMENT COMPANIES (Cost $140,157,293)		$166,197,532

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 97.0% (Cost $2,287,014,423)		$2,658,280,423

Securities Lending Reinvestment Vehicle(m) – 0.0%

Goldman Sachs Financial Square Government Fund — Institutional Shares
132,015	3.537%	$132,015
(Cost $132,015)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b)(g) – 0.7%

Commercial Paper – 0.7%
Oracle Corp.
$3,114,000	0.000%	10/02/26	$3,054,359

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b)(g) – (continued)

Commercial Paper – (continued)
Robert Bosch Finance LLC
$15,000,000	0.000%	05/01/26	$14,998,395

TOTAL SHORT-TERM INVESTMENTS (Cost $18,056,720)			$18,052,754

TOTAL INVESTMENTS – 97.7% (Cost $2,305,203,158)			$2,676,465,192

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%			64,145,183

NET ASSETS – 100.0%		$2,740,610,375

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on April 30, 2026.

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on April 30, 2026.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Security is currently in default and/or non-income producing.

(i)	All or a portion of security is on loan.

(j)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on April 30, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(l)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on April 30, 2026.

(m)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At April 30, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. due 02/26/32	$249,517	$250,558	$395

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased			Currency Sold	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	9,630,000	USD	6,873,884	06/17/26	$52,950
	BRL	34,180,000	USD	6,843,960	05/05/26	49,284
	BRL	34,180,000	USD	6,802,261	06/02/26	42,003
	USD	21,170,386	EUR	17,871,775	05/22/26	172,871
	USD	6,900,263	KRW	10,130,000,000	06/17/26	15,390
	USD	6,868,636	SEK	62,775,000	06/17/26	52,190

TOTAL						$384,688

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	217,750	USD	256,117	05/22/26	$(283)
	INR	635,000,000	USD	6,760,663	06/17/26	(108,265)
	USD	6,849,631	BRL	34,180,000	05/05/26	(43,613)
	USD	6,851,810	CAD	9,390,000	06/17/26	(75,063)
	USD	2,301,177	EUR	1,975,246	05/22/26	(19,536)

TOTAL						$(246,760)

FUTURES CONTRACTS — At April 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	10	06/18/26	$1,105,938	$(25,036)
20 Year U.S. Treasury Bonds	430	06/18/26	3,046,781	(1,747,420)
5 Year U.S. Treasury Notes	962	06/30/26	103,738,172	(1,652,855)
S&P 500 E-Mini Index	93	06/18/26	33,683,437	2,402,933
Ultra 10-Year U.S. Treasury Notes	90	06/18/26	451,438	(106,901)
Ultra Long U.S. Treasury Bonds	597	06/18/26	920,250	(2,520,112)

Total				$(3,649,391)

Short position contracts:
2 Year U.S. Treasury Notes	(198)	06/30/26	(41,010,750)	206,265
5 Year German Euro-Bund	(24)	06/08/26	(3,531,089)	91,070
5 Year U.S. Treasury Notes	(988)	06/30/26	(754,852)	1,529,954
Euro-Bobl	(32)	06/08/26	(4,335,931)	94,190

Total				$1,921,479

TOTAL FUTURES CONTRACTS				$(1,727,912)

SWAP CONTRACTS — At April 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.000%(b)	06/17/27		$500	$(3,580)	$(3,577)	$(3)
12M SOFR(c)	3.000(c)	06/17/28		950	(12,929)	(3,474)	(9,455)
12M SOFR(c)	3.250(c)	06/17/29		870	(10,626)	1,521	(12,147)
12M SOFR(c)	3.250(c)	06/17/31		280,010	(6,007,138)	(456,329)	(5,550,809)
2.500%(c)	6M EURO(d)	06/17/31	EUR	320	6,885	(1,128)	8,013
3.500(c)	12M SOFR(c)	06/17/33		$10,020	193,348	113,057	80,291
2.500(c)	6M EURO(d)	06/17/33	EUR	180	6,214	953	5,261

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
12M SOFR(c)	3.750%(c)	06/17/36	$169,200	$(2,830,006)	$2,307,036	$(5,137,042)

TOTAL				$(8,657,832)	$1,958,059	$(10,615,891)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to April 30, 2026.

(b)	Payments made at maturity.

(c)	Payments made annually.

(d)	Payments made semi-annually.

WRITTEN OPTIONS CONTRACTS — At April 30, 2026, the Fund had the following written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
STOX Index	MS & Co. Int. PLC	$6,040.310	05/29/2026	(3,355)	$(3,355)	$(161,842)	$(166,088)	$4,246

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
EUR	—Euro
INR	—Indian Rupee
KRW	—South Korean Won
SEK	—Swedish Krona
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LLC	—Limited Liability Company
LP	—Limited Partnership
MLP	—Master Limited Partnership
PIK	—Payment in kind
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate

Abbreviations:
EURO	—Euro Offered Rate
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 96.9%

Automobile Components – 0.2%
8,015	LCI Industries	$955,548

Banks – 1.3%
16,120	JPMorgan Chase & Co.	5,049,268

Beverages – 0.8%
19,485	Constellation Brands, Inc. Class A	3,050,961

Biotechnology – 1.2%
22,650	AbbVie, Inc.	4,786,398

Broadline Retail – 0.5%
3,355	Dillard’s, Inc. Class A	1,909,733

Building Products – 2.3%
30,740	A.O. Smith Corp.	1,900,962
16,530	Griffon Corp.	1,507,040
5,616	Lennox International, Inc.	3,003,942
38,290	Masco Corp.	2,749,988

		9,161,932

Capital Markets – 3.1%
47,062	Charles Schwab Corp.	4,312,762
7,025	Evercore, Inc. Class A	2,257,062
9,610	MarketAxess Holdings, Inc.	1,510,596
9,215	Moody’s Corp.	4,255,948

		12,336,368

Chemicals – 1.2%
7,615	Balchem Corp.	1,230,736
10,734	Sherwin-Williams Co.	3,452,162

		4,682,898

Commercial Services & Supplies – 1.7%
21,485	Cintas Corp.	3,753,644
58,826	Rollins, Inc.	3,278,373

		7,032,017

Communications Equipment – 1.5%
13,380	Motorola Solutions, Inc.	5,874,221

Consumer Finance – 1.2%
15,350	American Express Co.	4,958,817

Consumer Staples Distribution & Retail – 2.8%
4,763	Costco Wholesale Corp.	4,832,206
26,250	Dollar General Corp.	3,041,850
51,328	Kroger Co.	3,493,897

		11,367,953

Distributors – 0.4%
8,085	Pool Corp.	1,724,692

Electric Utilities – 2.2%
54,448	NextEra Energy, Inc.	5,329,370
23,250	NRG Energy, Inc.	3,617,235

		8,946,605

Electronic Equipment, Instruments & Components – 4.3%
47,795	Amphenol Corp. Class A	7,038,770
13,115	Badger Meter, Inc.	1,585,735
31,325	CDW Corp.	4,288,706

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – (continued)
19,470	TD SYNNEX Corp.	$4,442,664

		17,355,875

Energy Equipment & Services – 1.0%
33,926	Archrock, Inc.	1,314,633
14,018	Kodiak Gas Services, Inc.	950,420
59,766	USA Compression Partners LP	1,641,772

		3,906,825

Financial Services – 2.6%
10,206	Mastercard, Inc. Class A	5,132,802
16,797	Visa, Inc. Class A	5,540,322

		10,673,124

Food Products – 1.0%
66,520	Mondelez International, Inc. Class A	4,086,989

Gas Utilities – 0.2%
43,595	Suburban Propane Partners LP	876,260

Ground Transportation – 0.5%
9,870	Landstar System, Inc.	1,816,771

Health Care Providers & Services – 3.4%
12,075	Elevance Health, Inc.	4,545,272
15,321	Humana, Inc.	3,622,497
14,523	UnitedHealth Group, Inc.	5,380,481

		13,548,250

Hotels, Restaurants & Leisure – 1.0%
5,985	Domino’s Pizza, Inc.	2,031,429
12,660	Texas Roadhouse, Inc.	2,038,133

		4,069,562

Insurance – 3.0%
17,620	Allstate Corp.	3,828,121
17,255	American Financial Group, Inc.	2,299,574
24,900	Marsh & McLennan Cos., Inc.	4,175,979
7,000	Primerica, Inc.	1,968,890

		12,272,564

IT Services – 2.2%
36,930	Accenture PLC Class A	6,599,760
36,295	Amdocs Ltd.	2,347,198

		8,946,958

Life Sciences Tools & Services – 2.0%
21,157	Danaher Corp.	3,786,045
8,967	Thermo Fisher Scientific, Inc.	4,294,834

		8,080,879

Machinery – 1.9%
13,360	Franklin Electric Co., Inc.	1,338,538
15,410	Illinois Tool Works, Inc.	3,975,934
7,410	Watts Water Technologies, Inc. Class A	2,224,186

		7,538,658

Media – 2.1%
60,596	New York Times Co. Class A	4,788,902

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Media – (continued)
17,165	Nexstar Media Group, Inc.	$3,572,723

		8,361,625

Metals & Mining – 0.7%
7,785	Reliance, Inc.	2,822,063

Oil, Gas & Consumable Fuels – 14.4%
21,324	BKV Corp.*	672,346
28,666	Cheniere Energy Partners LP	1,921,195
5,784	Cheniere Energy, Inc.	1,590,311
11,077	Delek Logistics Partners LP	588,521
14,325	DT Midstream, Inc.	2,119,957
8,614	Enbridge, Inc.	477,388
352,812	Energy Transfer LP	7,123,274
135,690	Enterprise Products Partners LP	5,251,203
4,641	Expand Energy Corp.	474,078
88,676	Genesis Energy LP	1,542,076
18,540	Global Partners LP	894,370
107,098	Hess Midstream LP Class A	4,187,532
32,298	Kinetik Holdings, Inc.	1,632,341
123,260	MPLX LP	6,935,840
67,677	NGL Energy Partners LP*	1,096,367
10,541	ONEOK, Inc.	974,621
22,662	Permian Resources Corp. Class A	489,952
231,929	Plains All American Pipeline LP	5,339,005
37,713	Sunoco LP	2,626,710
36,515	Sunococorp LLC	2,434,820
8,300	Targa Resources Corp.	2,158,664
9,446	TC Energy Corp.	632,221
38,652	Venture Global, Inc. Class A	512,912
110,077	Western Midstream Partners LP	4,786,148
20,370	Williams Cos., Inc.	1,554,435

		58,016,287

Pharmaceuticals – 2.0%
5,013	Eli Lilly & Co.	4,685,150
30,530	Zoetis, Inc.	3,510,034

		8,195,184

Professional Services – 0.3%
46,705	Robert Half, Inc.	1,242,820

Semiconductors & Semiconductor Equipment – 16.5%
19,320	Analog Devices, Inc.	7,771,663
17,776	Applied Materials, Inc.	7,012,454
20,070	Broadcom, Inc.	8,377,820
4,026	KLA Corp.	7,046,909
27,053	Lam Research Corp.	6,975,887
4,210	Monolithic Power Systems, Inc.	6,796,666
39,745	NVIDIA Corp.	7,931,910
30,166	Power Integrations, Inc.	2,193,370
49,352	Skyworks Solutions, Inc.	3,463,030
31,841	Texas Instruments, Inc.	8,949,868

		66,519,577

Software – 6.4%
37,305	Dolby Laboratories, Inc. Class A	2,392,743
7,890	InterDigital, Inc.	2,339,858
18,404	Intuit, Inc.	7,149,954

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
53,940	Oracle Corp.	$8,705,377
15,237	Roper Technologies, Inc.	5,406,240

		25,994,172

Specialized REITs – 1.8%
19,015	American Tower Corp.	3,474,231
3,415	Equinix, Inc.	3,697,864

		7,172,095

Specialty Retail – 6.2%
37,599	Best Buy Co., Inc.	2,274,364
12,741	Home Depot, Inc.	4,189,241
18,185	Lowe’s Cos., Inc.	4,342,396
17,135	Ross Stores, Inc.	3,903,182
27,675	TJX Cos., Inc.	4,338,056
69,180	Tractor Supply Co.	2,428,218
15,501	Williams-Sonoma, Inc.	2,808,936
2,280	Winmark Corp.	867,517

		25,151,910

Technology Hardware, Storage & Peripherals – 1.4%
198,910	Hewlett Packard Enterprise Co.	5,722,641

Trading Companies & Distributors – 1.6%
78,641	Fastenal Co.	3,533,340
6,800	Watsco, Inc.	2,977,312

		6,510,652

TOTAL COMMON STOCKS (Cost $263,903,635)		$390,719,152

Shares	Dividend Rate	Value

Investment Companies(a) – 2.7%

Goldman Sachs Central Government Fund — Institutional Shares
10,728,251	3.691%	$10,728,251
Goldman Sachs Financial Square Government Fund — Institutional Shares
237,319	3.537	237,319

TOTAL INVESTMENT COMPANIES (Cost $10,965,570)		$10,965,570

TOTAL INVESTMENTS – 99.6% (Cost $274,869,205)		$401,684,722

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		1,637,463

NET ASSETS – 100.0%		$403,322,185

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	33	06/18/26	$3,621,875	$844,849

Investment Abbreviations:
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Assets and Liabilities April 30, 2026 (Unaudited)

	Income Builder Fund	Rising Dividend Growth Fund

Assets:
Investments in unaffiliated issuers, at value (cost $2,083,704,556 and $263,903,635, respectively)	$2,415,004,555	$390,719,152
Investments in affiliated issuers, at value (cost $221,366,587 and $10,965,570, respectively)	261,328,622	10,965,570
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost(a)	132,015	—
Cash	37,038,068	513,470
Foreign currencies, at value (cost $2,708,630 and $0, respectively)	2,754,218	—
Unrealized gain on forward foreign currency exchange contracts	384,688	—
Unrealized gain on unfunded loan commitment	395	—
Variation margin on futures contracts	754,284	151,303
Variation margin on swaps contracts	1,417,470	—
Receivables:
Collateral on certain derivative contracts(b)	22,418,495	875,636
Interest and dividends	21,164,808	382,555
Investments sold	3,166,286	—
Fund shares sold	1,580,107	32,735
Foreign tax reclaims	1,087,705	62,144
Investments sold on an extended-settlement basis	166,088	—
Reimbursement from investment adviser	36,038	15,245
Securities lending income	22,448	—
Due from broker	1,413	—
Other assets	127,185	74,133

Total assets	2,768,584,888	403,791,943

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	246,760	—
Written option contracts, at value (premium received $166,088 and $0, respectively)	161,842	—
Payables:
Investments purchased on an extended-settlement basis	17,586,566	—
Investments purchased	7,605,947	—
Fund shares redeemed	900,745	74,088
Management fees	459,274	105,935
Due to broker — upfront payment	290,902	—
Distribution and Service fees and Transfer Agency fees	232,113	48,343
Custody fees	163,304	80,741
Payable upon return of securities loaned	132,015	—
Printing and mailing fees	88,279	65,419
Professional fees	66,052	52,864
Due to broker	29,943	—
Accrued expenses	10,771	42,368

Total liabilities	27,974,513	469,758

Net Assets:

Paid-in capital	2,367,959,232	256,942,925
Total distributable earnings	372,651,143	146,379,260

NET ASSETS	$2,740,610,375	$403,322,185
Net Assets:
Class A	$ 795,677,738	$226,756,798
Class C	140,099,994	13,697,331
Institutional	1,147,287,965	93,960,508
Investor	558,768,096	52,599,679
Class R6	70,985,387	4,916,969
Class R	—	749,420
Class P	27,791,195	10,641,480

Total Net Assets	$ 2,740,610,375	$403,322,185
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	29,197,450	19,818,555
Class C	5,262,163	1,152,600
Institutional	40,795,089	7,390,103
Investor	19,952,088	4,150,765
Class R6	2,524,950	387,133
Class R	—	66,123
Class P	988,317	836,846
Net asset value, offering and redemption price per share:(c)
Class A	27.25	11.44
Class C	26.62	11.88
Institutional	28.12	12.71
Investor	28.01	12.67
Class R6	28.11	12.70
Class R	—	11.33
Class P	28.12	12.72

(a)	Includes loaned securities having a market value of $129,402 and $0, respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
Income Builder Fund	$8,086,035	$14,062,460	$270,000
Rising Dividend Growth Fund	875,636	—	—

(c)

Maximum public offering price per share for Class A Shares of the Income Builder and the Rising Dividend Growth Funds is $28.84 and $12.11, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Operations For the Six Months Ended April 30, 2026 (Unaudited)

	Income Builder Fund	Rising Dividend Growth Fund

Investment Income:

Interest	$43,939,883	$12,262
Dividends — affiliated issuers	8,212,929	145,099
Dividends — unaffiliated issuers (net of tax withholding of $395,846 and $3,840, respectively)	3,293,757	2,990,316
Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuers	63,474	13

Total investment income	55,510,043	3,147,690

Expenses:

Management fees	6,683,735	1,485,234
Distribution and Service (12b-1) fees(a)	1,492,555	332,189
Transfer Agency fees(a)	1,109,827	237,675
Service fees — Class C	177,351	17,293
Printing and mailing costs	156,919	51,953
Custody, accounting and administrative services	142,526	52,754
Registration fees	106,632	55,763
Professional fees	72,495	69,619
Trustee fees	15,724	13,636
Prime broker fees	772	—
Other	30,790	15,571

Total expenses	9,989,326	2,331,687

Less — expense reductions	(1,703,638)	(508,321)

Net expenses	8,285,688	1,823,366

NET INVESTMENT INCOME	47,224,355	1,324,324

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	33,002,339	37,130,682
Investments — affiliated issuers	438,149	—
Unfunded loan commitments	(261)	—
Futures contracts	(1,664,339)	(45,440)
Written options	383,315	—
Swap contracts	(321,337)	—
Forward foreign currency exchange contracts	(318,308)	—
Foreign currency transactions	(147,673)	149
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	9,037,826	—
Investments — unaffiliated issuers	64,328,652	(5,445,066)
Unfunded loan commitments	(309)	—
Futures contracts	(5,573,540)	541,308
Written options	4,648	—
Swap contracts	(8,867,563)	—
Forward foreign currency exchange contracts	251,396	—
Foreign currency translation	110,716	—

Net realized and unrealized gain	90,663,711	32,181,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$137,888,066	$33,505,957

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P

Income Builder Fund	$960,501	$532,054	$—	$461,040	$85,129	$224,447	$325,023	$10,134	$—	$4,054
Rising Dividend Growth Fund	277,788	51,880	2,521	166,673	10,376	18,166	39,350	736	756	1,618

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Changes in Net Assets

	Income Builder Fund		Rising Dividend Growth Fund

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025

From operations:

Net investment income	$47,224,355	$104,874,058	$1,324,324	$3,697,127

Net realized gain	31,371,885	25,991,178	37,085,391	43,487,904

Net change in unrealized gain (loss)	59,291,826	109,126,761	(4,903,758)	(20,435,987)

Net increase in net assets resulting from operations	137,888,066	239,991,997	33,505,957	26,749,044

Distributions to shareholders:

From distributable earnings:

Class A Shares	(24,492,916)	(32,658,061)	(23,992,414)	(31,092,553)

Class C Shares	(4,143,609)	(6,139,779)	(1,432,738)	(2,152,857)

Institutional Shares	(36,595,507)	(53,351,844)	(9,008,988)	(13,448,290)

Investor Shares	(17,538,578)	(24,918,320)	(5,256,029)	(7,271,587)

Class R6 Shares	(2,197,679)	(2,660,679)	(472,377)	(848,875)

Class R Shares	—	—	(113,491)	(145,803)

Class P Shares	(881,888)	(1,313,026)	(1,070,020)	(1,393,898)

Total distributions to shareholders	(85,850,177)	(121,041,709)	(41,346,057)	(56,353,863)

From share transactions:

Proceeds from sales of shares	250,467,278	559,443,142	20,001,330	33,205,762

Reinvestment of distributions	78,107,699	109,418,019	39,233,584	53,491,407

Cost of shares redeemed	(301,787,800)	(610,848,045)	(65,109,077)	(119,352,587)

Net increase (decrease) in net assets resulting from share transactions	26,787,177	58,013,116	(5,874,163)	(32,655,418)

TOTAL INCREASE (DECREASE)	78,825,066	176,963,404	(13,714,263)	(62,260,237)

Net assets:

Beginning of period	2,661,785,309	2,484,821,905	417,036,448	479,296,685

End of period	$2,740,610,375	$2,661,785,309	$403,322,185	$417,036,448

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Builder Fund

	Class A Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$26.75		$25.56	$22.04	$22.54	$26.97	$23.40

Net investment income(a)	0.45		1.02	1.00	0.97	0.83	0.81

Net realized and unrealized gain (loss)	0.91		1.37	3.55	(0.43)	(3.47)	3.58

Total from investment operations	1.36		2.39	4.55	0.54	(2.64)	4.39

Distributions to shareholders from net investment income	(0.54)		(1.08)	(1.03)	(1.04)	(0.86)	(0.82)

Distributions to shareholders from net realized gains	(0.32)		(0.12)	—	—	(0.93)	—

Distributions to shareholders from return of capital	—		—	—	— (b)	—	—

Total distributions	(0.86)		(1.20)	(1.03)	(1.04)	(1.79)	(0.82)

Net asset value, end of period	$27.25		$26.75	$25.56	$22.04	$22.54	$26.97

Total return(c)	5.16%		9.65%	20.94%	2.30%	(10.34)%	18.90%

Net assets, end of period (in 000s)	$795,678		$760,656	$671,054	$541,496	$524,002	$505,134

Ratio of net expenses to average net assets	0.78	%(d)	0.78%	0.79%	0.80%	0.79%	0.79%

Ratio of total expenses to average net assets	0.91	%(d)	0.91%	0.93%	0.93%	0.92%	0.92%

Ratio of net investment income to average net assets	3.38	%(d)	3.94%	4.07%	4.18%	3.42%	3.07%

Portfolio turnover rate(e)	21%		33%	30%	29%	25%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Builder Fund

	Class C Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$26.15		$25.01	$21.58	$22.09	$26.47	$22.98

Net investment income(a)	0.34		0.81	0.80	0.78	0.64	0.60

Net realized and unrealized gain (loss)	0.89		1.34	3.48	(0.42)	(3.41)	3.51

Total from investment operations	1.23		2.15	4.28	0.36	(2.77)	4.11

Distributions to shareholders from net investment income	(0.44)		(0.89)	(0.85)	(0.87)	(0.68)	(0.62)

Distributions to shareholders from net realized gains	(0.32)		(0.12)	—	—	(0.93)	—

Distributions to shareholders from return of capital	—		—	—	— (b)	—	—

Total distributions	(0.76)		(1.01)	(0.85)	(0.87)	(1.61)	(0.62)

Net asset value, end of period	$26.62		$26.15	$25.01	$21.58	$22.09	$26.47

Total return(c)	4.78%		8.83%	20.00%	1.52%	(10.99)%	18.01%

Net assets, end of period (in 000s)	$140,100		$146,843	$162,659	$182,505	$243,523	$368,881

Ratio of net expenses to average net assets	1.53	%(d)	1.53%	1.54%	1.55%	1.54%	1.54%

Ratio of total expenses to average net assets	1.66	%(d)	1.66%	1.68%	1.68%	1.67%	1.67%

Ratio of net investment income to average net assets	2.63	%(d)	3.20%	3.34%	3.43%	2.64%	2.32%

Portfolio turnover rate(e)	21%		33%	30%	29%	25%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Builder Fund

	Institutional Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$27.57		$26.31	$22.65	$23.14	$27.64	$23.96

Net investment income(a)	0.51		1.14	1.12	1.07	0.94	0.91

Net realized and unrealized gain (loss)	0.94		1.41	3.65	(0.44)	(3.57)	3.67

Total from investment operations	1.45		2.55	4.77	0.63	(2.63)	4.58

Distributions to shareholders from net investment income	(0.58)		(1.17)	(1.11)	(1.12)	(0.94)	(0.90)

Distributions to shareholders from net realized gains	(0.32)		(0.12)	—	—	(0.93)	—

Distributions to shareholders from return of capital	—		—	—	— (b)	—	—

Total distributions	(0.90)		(1.29)	(1.11)	(1.12)	(1.87)	(0.90)

Net asset value, end of period	$28.12		$27.57	$26.31	$22.65	$23.14	$27.64

Total return(c)	5.36%		9.99%	21.32%	2.61%	(10.02)%	19.29%

Net assets, end of period (in 000s)	$1,147,288		$1,116,213	$1,098,589	$921,860	$993,214	$1,061,582

Ratio of net expenses to average net assets	0.45	%(d)	0.45%	0.46%	0.47%	0.46%	0.46%

Ratio of total expenses to average net assets	0.58	%(d)	0.58%	0.60%	0.60%	0.59%	0.59%

Ratio of net investment income to average net assets	3.71	%(d)	4.28%	4.41%	4.51%	3.75%	3.40%

Portfolio turnover rate(e)	21%		33%	30%	29%	25%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Builder Fund

	Investor Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$27.46		$26.21	$22.57	$23.06	$27.55	$23.89

Net investment income(a)	0.50		1.11	1.09	1.05	0.91	0.89

Net realized and unrealized gain (loss)	0.94		1.41	3.64	(0.44)	(3.55)	3.65

Total from investment operations	1.44		2.52	4.73	0.61	(2.64)	4.54

Distributions to shareholders from net investment income	(0.57)		(1.15)	(1.09)	(1.10)	(0.92)	(0.88)

Distributions to shareholders from net realized gains	(0.32)		(0.12)	—	—	(0.93)	—

Distributions to shareholders from return of capital	—		—	—	— (b)	—	—

Total distributions	(0.89)		(1.27)	(1.09)	(1.10)	(1.85)	(0.88)

Net asset value, end of period	$28.01		$27.46	$26.21	$22.57	$23.06	$27.55

Total return(c)	5.30%		9.90%	21.27%	2.49%	(10.09)%	19.22%

Net assets, end of period (in 000s)	$558,768		$544,790	$482,624	$392,480	$421,142	$355,534

Ratio of net expenses to average net assets	0.53	%(d)	0.53%	0.54%	0.55%	0.54%	0.54%

Ratio of total expenses to average net assets	0.66	%(d)	0.66%	0.68%	0.68%	0.67%	0.67%

Ratio of net investment income to average net assets	3.63	%(d)	4.20%	4.33%	4.43%	3.68%	3.32%

Portfolio turnover rate(e)	21%		33%	30%	29%	25%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Builder Fund

	Class R6 Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$27.56		$26.30	$22.65	$23.13	$27.64	$23.95

Net investment income(a)	0.51		1.14	1.12	1.07	0.94	0.92

Net realized and unrealized gain (loss)	0.94		1.41	3.64	(0.43)	(3.58)	3.67

Total from investment operations	1.45		2.55	4.76	0.64	(2.64)	4.59

Distributions to shareholders from net investment income	(0.58)		(1.17)	(1.11)	(1.12)	(0.94)	(0.90)

Distributions to shareholders from net realized gains	(0.32)		(0.12)	—	—	(0.93)	—

Distributions to shareholders from return of capital	—		—	—	— (b)	—	—

Total distributions	(0.90)		(1.29)	(1.11)	(1.12)	(1.87)	(0.90)

Net asset value, end of period	$28.11		$27.56	$26.30	$22.65	$23.13	$27.64

Total return(c)	5.36%		10.00%	21.34%	2.62%	(10.05)%	19.35%

Net assets, end of period (in 000s)	$70,985		$66,657	$43,102	$40,051	$39,187	$25,215

Ratio of net expenses to average net assets	0.44	%(d)	0.44%	0.45%	0.46%	0.45%	0.46%

Ratio of total expenses to average net assets	0.57	%(d)	0.57%	0.59%	0.59%	0.58%	0.58%

Ratio of net investment income to average net assets	3.72	%(d)	4.27%	4.42%	4.52%	3.76%	3.44%

Portfolio turnover rate(e)	21%		33%	30%	29%	25%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Income Builder Fund

	Class P Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$27.57		$26.31	$22.65	$23.14	$27.64	$23.96

Net investment income(a)	0.51		1.14	1.12	1.08	0.94	0.91

Net realized and unrealized gain (loss)	0.94		1.41	3.65	(0.45)	(3.57)	3.68

Total from investment operations	1.45		2.55	4.77	0.63	(2.63)	4.59

Distributions to shareholders from net investment income	(0.58)		(1.17)	(1.11)	(1.12)	(0.94)	(0.91)

Distributions to shareholders from net realized gains	(0.32)		(0.12)	—	—	(0.93)	—

Distributions to shareholders from return of capital	—		—	—	— (b)	—	—

Total distributions	(0.90)		(1.29)	(1.11)	(1.12)	(1.87)	(0.91)

Net asset value, end of period	$28.12		$27.57	$26.31	$22.65	$23.14	$27.64

Total return(c)	5.33%		10.00%	21.39%	2.62%	(10.05)%	19.31%

Net assets, end of period (in 000s)	$27,791		$26,626	$26,795	$31,006	$43,595	$52,764

Ratio of net expenses to average net assets	0.44	%(d)	0.44%	0.45%	0.46%	0.45%	0.45%

Ratio of total expenses to average net assets	0.57	%(d)	0.57%	0.59%	0.59%	0.58%	0.58%

Ratio of net investment income to average net assets	3.72	%(d)	4.29%	4.42%	4.52%	3.75%	3.38%

Portfolio turnover rate(e)	21%		33%	30%	29%	25%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than ($0.005) per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Rising Dividend Growth Fund

	Class A Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.75		$12.53	$10.52	$11.87	$13.87	$9.81

Net investment income(a)	0.03		0.08	0.09	0.10	0.07	0.05

Net realized and unrealized gain (loss)	0.90		0.67	2.78	0.37	(0.71)	4.44

Total from investment operations	0.93		0.75	2.87	0.47	(0.64)	4.49

Distributions to shareholders from net investment income	(0.07)		(0.18)	(0.18)	(0.48)	(0.19)	(0.39)

Distributions to shareholders from net realized gains	(1.17)		(1.35)	(0.68)	(1.34)	(1.17)	(0.04)

Total distributions	(1.24)		(1.53)	(0.86)	(1.82)	(1.36)	(0.43)

Net asset value, end of period	$11.44		$11.75	$12.53	$10.52	$11.87	$13.87

Total return(b)	8.63%		6.29%	28.26%	3.71%	(4.99)%	46.88%

Net assets, end of period (in 000s)	$226,757		$232,238	$257,941	$228,422	$240,085	$255,730

Ratio of net expenses to average net assets	1.01	%(c)	1.01%	1.01%	1.02%	1.03%	1.03%

Ratio of total expenses to average net assets	1.28	%(c)	1.29%	1.27%	1.28%	1.28%	1.27%

Ratio of net investment income to average net assets	0.57	%(c)	0.73%	0.77%	0.89%	0.55%	0.42%

Portfolio turnover rate(d)	29%		35%	42%	45%	50%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Rising Dividend Growth Fund

	Class C Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025		2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.16		$12.91		$10.81	$12.14	$14.13	$9.99

Net investment income (loss)(a)	(0.01)		(0.00	)(b)	0.01	0.02	(0.02)	(0.03)

Net realized and unrealized gain (loss)	0.93		0.68		2.85	0.37	(0.72)	4.52

Total from investment operations	0.92		0.68		2.86	0.39	(0.74)	4.49

Distributions to shareholders from net investment income	(0.03)		(0.08)		(0.08)	(0.38)	(0.08)	(0.31)

Distributions to shareholders from net realized gains	(1.17)		(1.35)		(0.68)	(1.34)	(1.17)	(0.04)

Total distributions	(1.20)		(1.43)		(0.76)	(1.72)	(1.25)	(0.35)

Net asset value, end of period	$11.88		$12.16		$12.91	$10.81	$12.14	$14.13

Total return(c)	8.23%		5.47%		27.31%	2.90%	(5.65)%	45.74%

Net assets, end of period (in 000s)	$13,697		$14,568		$19,891	$23,425	$41,110	$75,965

Ratio of net expenses to average net assets	1.76	%(d)	1.76%		1.76%	1.77%	1.78%	1.78%

Ratio of total expenses to average net assets	2.03	%(d)	2.04%		2.02%	2.03%	2.02%	2.03%

Ratio of net investment income (loss) to average net assets	(0.17	)%(d)	—	%(e)	0.05%	0.16%	(0.15)%	(0.23)%

Portfolio turnover rate(f)	29%		35%		42%	45%	50%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	Amount is less than 0.005% per share.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Rising Dividend Growth Fund

	Institutional Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.91		$13.63	$11.37	$12.69	$14.72	$10.38

Net investment income(a)	0.06		0.13	0.14	0.15	0.11	0.10

Net realized and unrealized gain (loss)	0.99		0.72	3.02	0.38	(0.74)	4.70

Total from investment operations	1.05		0.85	3.16	0.53	(0.63)	4.80

Distributions to shareholders from net investment income	(0.08)		(0.22)	(0.22)	(0.51)	(0.23)	(0.42)

Distributions to shareholders from net realized gains	(1.17)		(1.35)	(0.68)	(1.34)	(1.17)	(0.04)

Total distributions	(1.25)		(1.57)	(0.90)	(1.85)	(1.40)	(0.46)

Net asset value, end of period	$12.71		$12.91	$13.63	$11.37	$12.69	$14.72

Total return(b)	8.83%		6.53%	28.71%	4.02%	(4.62)%	47.16%

Net assets, end of period (in 000s)	$93,961		$93,233	$118,921	$105,744	$108,367	$130,706

Ratio of net expenses to average net assets	0.69	%(c)	0.69%	0.69%	0.70%	0.72%	0.72%

Ratio of total expenses to average net assets	0.92	%(c)	0.93%	0.91%	0.92%	0.90%	0.90%

Ratio of net investment income to average net assets	0.90	%(c)	1.05%	1.09%	1.21%	0.87%	0.75%

Portfolio turnover rate(d)	29%		35%	42%	45%	50%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Rising Dividend Growth Fund

	Investor Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.88		$13.59	$11.34	$12.66	$14.69	$10.36

Net investment income(a)	0.05		0.12	0.13	0.14	0.11	0.09

Net realized and unrealized gain (loss)	0.99		0.73	3.01	0.38	(0.75)	4.69

Total from investment operations	1.04		0.85	3.14	0.52	(0.64)	4.78

Distributions to shareholders from net investment income	(0.08)		(0.21)	(0.21)	(0.50)	(0.22)	(0.41)

Distributions to shareholders from net realized gains	(1.17)		(1.35)	(0.68)	(1.34)	(1.17)	(0.04)

Total distributions	(1.25)		(1.56)	(0.89)	(1.84)	(1.39)	(0.45)

Net asset value, end of period	$12.67		$12.88	$13.59	$11.34	$12.66	$14.69

Total return(b)	8.74%		6.56%	28.61%	3.95%	(4.70)%	47.09%

Net assets, end of period (in 000s)	$52,600		$56,664	$62,963	$65,745	$64,950	$71,231

Ratio of net expenses to average net assets	0.76	%(c)	0.76%	0.76%	0.77%	0.78%	0.78%

Ratio of total expenses to average net assets	1.03	%(c)	1.04%	1.02%	1.03%	1.02%	1.02%

Ratio of net investment income to average net assets	0.82	%(c)	0.98%	1.03%	1.15%	0.81%	0.71%

Portfolio turnover rate(d)	29%		35%	42%	45%	50%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Rising Dividend Growth Fund

	Class R6 Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.90		$13.62	$11.36	$12.68	$14.71	$10.37

Net investment income(a)	0.06		0.13	0.14	0.14	0.11	0.10

Net realized and unrealized gain (loss)	0.99		0.72	3.02	0.39	(0.74)	4.70

Total from investment operations	1.05		0.85	3.16	0.53	(0.63)	4.80

Distributions to shareholders from net investment income	(0.08)		(0.22)	(0.22)	(0.51)	(0.23)	(0.42)

Distributions to shareholders from net realized gains	(1.17)		(1.35)	(0.68)	(1.34)	(1.17)	(0.04)

Total distributions	(1.25)		(1.57)	(0.90)	(1.85)	(1.40)	(0.46)

Net asset value, end of period	$12.70		$12.90	$13.62	$11.36	$12.68	$14.71

Total return(b)	8.85%		6.56%	28.75%	4.03%	(4.62)%	47.22%

Net assets, end of period (in 000s)	$4,917		$7,240	$6,347	$5,831	$2,738	$3,063

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.69%	0.71%	0.71%

Ratio of total expenses to average net assets	0.91	%(c)	0.92%	0.90%	0.91%	0.89%	0.89%

Ratio of net investment income to average net assets	0.98	%(c)	1.04%	1.10%	1.19%	0.87%	0.75%

Portfolio turnover rate(d)	29%		35%	42%	45%	50%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Rising Dividend Growth Fund

	Class R Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.65		$12.44	$10.45	$11.81	$13.79	$9.76

Net investment income(a)	0.02		0.05	0.06	0.07	0.04	0.02

Net realized and unrealized gain (loss)	0.89		0.66	2.76	0.36	(0.69)	4.42

Total from investment operations	0.91		0.71	2.82	0.43	(0.65)	4.44

Distributions to shareholders from net investment income	(0.06)		(0.15)	(0.15)	(0.45)	(0.16)	(0.37)

Distributions to shareholders from net realized gains	(1.17)		(1.35)	(0.68)	(1.34)	(1.17)	(0.04)

Total distributions	(1.23)		(1.50)	(0.83)	(1.79)	(1.33)	(0.41)

Net asset value, end of period	$11.33		$11.65	$12.44	$10.45	$11.81	$13.79

Total return(b)	8.50%		5.99%	27.94%	3.41%	(5.10)%	46.38%

Net assets, end of period (in 000s)	$749		$1,160	$1,185	$1,198	$1,346	$1,357

Ratio of net expenses to average net assets	1.26	%(c)	1.26%	1.26%	1.27%	1.28%	1.28%

Ratio of total expenses to average net assets	1.53	%(c)	1.54%	1.52%	1.53%	1.52%	1.52%

Ratio of net investment income to average net assets	0.37	%(c)	0.48%	0.54%	0.63%	0.31%	0.19%

Portfolio turnover rate(d)	29%		35%	42%	45%	50%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Rising Dividend Growth Fund

	Class P Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.92		$13.63	$11.37	$12.69	$14.72	$10.38

Net investment income(a)	0.06		0.13	0.14	0.15	0.11	0.09

Net realized and unrealized gain (loss)	0.99		0.73	3.02	0.38	(0.74)	4.71

Total from investment operations	1.05		0.86	3.16	0.53	(0.63)	4.80

Distributions to shareholders from net investment income	(0.08)		(0.22)	(0.22)	(0.51)	(0.23)	(0.42)

Distributions to shareholders from net realized gains	(1.17)		(1.35)	(0.68)	(1.34)	(1.17)	(0.04)

Total distributions	(1.25)		(1.57)	(0.90)	(1.85)	(1.40)	(0.46)

Net asset value, end of period	$12.72		$12.92	$13.63	$11.37	$12.69	$14.72

Total return(b)	8.83%		6.63%	28.72%	4.02%	(4.62)%	47.17%

Net assets, end of period (in 000s)	$10,641		$11,934	$12,049	$12,316	$15,404	$14,747

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.69%	0.71%	0.71%

Ratio of total expenses to average net assets	0.91	%(c)	0.92%	0.90%	0.91%	0.90%	0.89%

Ratio of net investment income to average net assets	0.91	%(c)	1.06%	1.12%	1.22%	0.87%	0.70%

Portfolio turnover rate(d)	29%		35%	42%	45%	50%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements April 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Income Builder Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Rising Dividend Growth Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00% which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

41

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES ( continued)

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Income Builder Fund	Monthly	Annually

Rising Dividend Growth Fund	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that

42

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

43

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income Builder Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. The Fund is obligated to fund these commitments at the borrower’s discretion. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and

44

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either

45

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2026:

INCOME BUILDER FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$1,260,153,854	$0

Bank Loans	—	101,235,650	—

Sovereign Debt Obligations	—	8,881,858	—

Mortgage-Backed Obligations	—	80,020	—

Unfunded Loan Commitment(a)	—	395	—

Common Stock and/or Other Equity Investments(b)

Asia	47,019,907	16,543	—

Australia and Oceania	15,465,881	—	—

Europe	101,057,337	1,957,231	—

North America	851,332,775	92,266	0

Preferred Stocks	—	8,928,536	—

Rights	—	573,261	—

Warrants	—	156,683	0

Securities Lending Reinvestment Vehicle	132,015	—	—

Exchange Traded Funds	95,131,089	—	—

Investment Companies	166,197,532	—	—

Short-term Investments	—	18,052,754	—

Total	$1,276,336,536	$1,400,129,051	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$384,688	$—

Futures Contracts	4,324,412	—	—

Interest Rate Swap Contracts	—	93,565	—

Total	$4,324,412	$478,253	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(246,760)	$—

Futures Contracts(a)	(6,052,324)	—	—

Interest Rate Swap Contracts(a)	—	(10,709,456)	—

Written Option Contracts	—	(161,842)	—

Total	$(6,052,324)	$(11,118,058)	$—

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

RISING DIVIDEND GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(b)

Asia	$672,346	$—	$—

North America	390,046,806	—	—

Investment Companies	10,965,570	—	—

Total	$401,684,722	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$844,849	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Income Builder Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$384,688		Payable for unrealized loss on forward foreign currency exchange contracts	$(246,760)

Equity	Variation margin on futures contracts	2,402,933	(a)	Written option contracts, at value	(161,842)

Interest rate	Variation margin on swap contracts; Variation margin on futures contracts	2,015,044	(a)	Variation margin on swap contracts; Variation margin on futures contracts	(16,761,780	)(a)

Total		$4,802,665			$(17,170,382)

Rising Dividend Growth Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts	$844,849	(a)	—	$—

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and

47

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Income Builder Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$(318,308)	$251,396

Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	(3,450,375)	1,497,209

Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	1,848,014	(15,933,664)

Total		$(1,920,669)	$(14,185,059)

Rising Dividend Growth Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(45,440)	$541,308

For the six months ended April 30, 2026, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Written Options

Income Builder Fund	3,840	$53,675,065	$490,956,073	3,934

Rising Dividend Growth Fund	31	—	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months ended April 30, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

For the six months ended April 30, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Income Builder Fund	0.54%	0.49%	0.46%	0.45%	0.44%	0.50%	0.41*%

Rising Dividend Growth Fund	0.75	0.68	0.64	0.63	0.62	0.75	0.65**

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
*

The Investment Adviser agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.44% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least February 28, 2027, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

**

The Investment Adviser agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.65% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least February 28, 2027, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

The Funds invest in Institutional Shares and Class R6 Shares of the Goldman Sachs Financial Square Government Fund and Institutional Shares of Goldman Sachs Central Government Fund. The Income Builder Fund invests in Class R6 Shares of the Goldman Sachs MLP Energy Infrastructure and Goldman Sachs Nasdaq-100 Premium Income ETF Funds, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by each applicable Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the six months ended April 30, 2026, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Income Builder Fund	$412,739

Rising Dividend Growth Fund	6,321

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

Fund	Class A*	Class C	Class R*

Income Builder Fund	0.25%	0.75%	—%

Rising Dividend Growth Fund	0.25	0.75	0.50

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

49

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2026, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

Income Builder Fund	$32,473

Rising Dividend Growth Fund	8,474

During the six months ended April 30, 2026, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D.  Service Plan — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C and Investor Shares of the Income Builder Fund; 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Rising Dividend Growth Fund; 0.03% of the average daily net assets of Class R6 and P Shares of each Fund; and 0.04% of the average daily net assets of Institutional Shares of each Fund.

Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Rising Dividend Growth Fund through at least February 28, 2027, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Income Builder and Rising Dividend Growth Funds are 0.004% and 0.004%, respectively. These Other Expense limitations will remain in place through at least February 28, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

50

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended April 30, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Income Builder Fund	$1,225,099	$ 6,828	$471,711	$1,703,638

Rising Dividend Growth Fund	204,352	57,908	246,061	508,321

G.  Line of Credit Facility — As of April 30, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

H.  Other Transactions with Affiliates — For the six months ended April 30, 2026, Goldman Sachs earned $27,098 and $20 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Income Builder and Rising Dividend Growth Funds, respectively.

The tables below show the transactions in and earnings from investments in the Underlying Funds for the six months ended April 30, 2026:

Fund	Underlying Fund	Beginning Value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

Income Builder Fund	Goldman Sachs Central Government Fund — Institutional Shares	$—	$151,616,324	$(32,154,403)	$—	$—	$119,461,921	119,461,921	$101,809

	Goldman Sachs Financial Square Government Fund — Class R6	43,666,885	188,613,811	(232,280,696)	—	—	—	—	730,157

	Goldman Sachs Financial Square Government Fund — Institutional Shares	56,965,353	215,710,469	(272,675,822)	—	—	—	—	1,174,909

	Goldman Sachs MLP Energy Infrastructure Fund — Class R6	37,770,487	1,376,643	—	—	7,588,481	46,735,611	1,047,884	1,376,643

51

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Underlying Fund	Beginning Value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

	Goldman Sachs Nasdaq-100 Premium Income ETF	$98,562,087	$—	$(5,318,491)	$438,149	$1,449,345	$95,131,090	1,720,584	$4,829,411

Rising Dividend Growth Fund	Goldman Sachs Central Government Fund — Institutional Shares	—	11,557,869	(829,618)	—	—	10,728,251	10,728,251	1,935

	Goldman Sachs Financial Square Government Fund — Institutional Shares	262,423	3,138,258	(3,163,362)	—	—	237,319	237,319	5,418

	Goldman Sachs Financial Square Government Fund— Class R6	7,413,529	59,087,574	(66,501,103)	—	—	—	—	137,746

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2026, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Income Builder Fund	$614,972,923	$526,306,942

Rising Dividend Growth Fund	115,188,140	152,079,576

7. SECURITIES LENDING

The Income Builder Fund may lend its securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Rising Dividend Growth Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its

52

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

7. SECURITIES LENDING (continued)

agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will and BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNY are unable to purchase replacement securities, GSAL and/or BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk.

The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

The Income Builder Fund and BNY received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Funds for the six months ended April 30, 2026, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended April 30, 2026:

Fund	Beginning Value as of October 31, 2025	Purchases at cost	Proceeds from Sales	Ending Value as of April 30, 2026

Income Builder Fund	$13,388,774	$54,962,923	$(68,219,682)	$132,015

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2025, the Funds’ certain timing differences on a tax basis were as follows:

	Income Builder Fund	Rising Dividend Growth Fund

Timing differences (Open MBS Amortization - Pre-Election/Defaulted Bonds/Straddle Loss Deferral)	$(26,297)	$—

53

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

8. TAX INFORMATION (continued)

As of April 30, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Income Builder Fund	Rising Dividend Growth Fund

Tax Cost	$2,315,249,003	$288,591,635

Gross unrealized gain	432,095,788	143,807,726

Gross unrealized loss	(70,879,599)	(30,714,639)

Net unrealized gain	$ 361,216,189	$ 113,093,087

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, material modification of debt securities, and market discount accretion and premium amortization and differences in the tax treatment of partnership investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in

54

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

9. OTHER RISKS (continued)

registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

55

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

9. OTHER RISKS (continued)

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Other Investments Risk — By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through a Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by a Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne by a Fund. In addition, a Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets a Fund invests therein.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740)— Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

56

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Income Builder Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	2,795,347	$75,242,870	6,450,573	$166,766,240

Reinvestment of distributions	837,634	22,443,395	1,143,174	29,548,946

Shares redeemed	(2,876,351)	(77,279,864)	(5,406,524)	(139,584,011)

	756,630	20,406,401	2,187,223	56,731,175

Class C Shares

Shares sold	329,936	8,667,730	675,121	17,016,161

Reinvestment of distributions	152,370	3,987,895	235,134	5,938,092

Shares redeemed	(835,835)	(21,931,018)	(1,797,204)	(45,389,637)

	(353,529)	(9,275,393)	(886,949)	(22,435,384)

Institutional Shares

Shares sold	3,262,157	90,561,808	7,194,746	191,210,875

Reinvestment of distributions	1,126,279	31,137,837	1,695,910	45,135,358

Shares redeemed	(4,077,087)	(113,075,673)	(10,159,220)	(268,267,078)

	311,349	8,623,972	(1,268,564)	(31,920,845)

Investor Shares

Shares sold	2,450,986	67,884,217	5,811,997	153,373,159

Reinvestment of distributions	636,914	17,534,540	939,409	24,913,900

Shares redeemed	(2,975,068)	(82,015,564)	(5,325,663)	(141,740,937)

	112,832	3,403,193	1,425,743	36,546,122

Class R6 Shares

Shares sold	267,593	7,474,753	1,104,980	29,160,187

Reinvestment of distributions	76,784	2,122,144	96,326	2,568,697

Shares redeemed	(237,776)	(6,591,617)	(421,611)	(11,237,294)

	106,601	3,005,280	779,695	20,491,590

Class P Shares

Shares sold	23,044	635,900	73,325	1,916,520

Reinvestment of distributions	31,903	881,888	49,344	1,313,026

Shares redeemed	(32,441)	(894,064)	(175,321)	(4,629,088)

	22,506	623,724	(52,652)	(1,399,542)

NET INCREASE	956,389	$26,787,177	2,184,496	$58,013,116

57

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Rising Dividend Growth Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	573,023	$6,289,844	801,027	$9,199,646

Reinvestment of distributions	2,059,596	22,188,227	2,462,091	28,613,207

Shares redeemed	(2,582,106)	(28,607,669)	(4,073,385)	(46,942,550)

	50,513	(129,598)	(810,267)	(9,129,697)

Class C Shares

Shares sold	49,795	575,127	85,131	1,014,681

Reinvestment of distributions	128,019	1,432,738	178,973	2,152,858

Shares redeemed	(223,201)	(2,533,696)	(606,340)	(7,207,133)

	(45,387)	(525,831)	(342,236)	(4,039,594)

Institutional Shares

Shares sold	860,640	10,492,672	800,509	10,032,489

Reinvestment of distributions	727,422	8,706,119	1,025,342	13,072,192

Shares redeemed	(1,417,816)	(17,432,128)	(3,332,236)	(41,961,678)

	170,246	1,766,663	(1,506,385)	(18,856,997)

Investor Shares

Shares sold	137,393	1,686,972	582,144	7,427,025

Reinvestment of distributions	440,453	5,254,203	571,827	7,269,102

Shares redeemed	(827,972)	(10,170,560)	(1,385,228)	(17,362,557)

	(250,126)	(3,229,385)	(231,257)	(2,666,430)

Class R6 Shares

Shares sold	62,652	770,227	234,338	3,176,775

Reinvestment of distributions	39,534	472,377	66,691	848,875

Shares redeemed	(276,300)	(3,497,894)	(205,880)	(2,657,598)

	(174,114)	(2,255,290)	95,149	1,368,052

Class R Shares

Shares sold	4,296	46,967	16,909	184,485

Reinvestment of distributions	10,294	109,900	12,258	141,275

Shares redeemed	(48,039)	(520,133)	(24,840)	(283,971)

	(33,449)	(363,266)	4,327	41,789

Class P Shares

Shares sold	11,494	139,521	171,004	2,170,661

Reinvestment of distributions	89,402	1,070,020	109,325	1,393,898

Shares redeemed	(188,064)	(2,346,997)	(240,344)	(2,937,100)

	(87,168)	(1,137,456)	39,985	627,459

NET DECREASE	(369,485)	$(5,874,163)	(2,750,684)	$(32,655,418)

58

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. DIVFOSAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	July 6, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	July 6, 2026